FINANCIAL STATEMENTS

Variable Annuity Account B

Year Ended December 31, 2025

With Report of Independent Registered Public Accounting Firm

Variable Annuity Account B

Financial Statements

Year Ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity

Company of New York and Contract Owners of Variable Annuity Account B

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account B (the Separate Account), as of December 31, 2025 and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1996.

Kansas City, Missouri

April 24, 2026

Appendix

Subaccounts comprising Variable Annuity Account B

Subaccounts	Statements of operations and changes in net assets
AB VPS Discovery Value Portfolio	For each of the two years in the period ended December 31, 2025
AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2025
American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2025
American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2025
American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2025
American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2025
American Funds IS® International	For each of the two years in the period ended December 31, 2025
American Funds IS® New World	For each of the two years in the period ended December 31, 2025
BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2025
BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2025
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2025
BNY Mellon IP MidCap Stock	For each of the two years in the period ended December 31, 2025
BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2025
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2025
BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2025
ClearBridge Variable Growth	For each of the two years in the period ended December 31, 2025
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Equity-Income	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2025
Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2025
Franklin Allocation VIP Fund	For each of the two years in the period ended December 31, 2025
Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2025
Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2025
Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2025
Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2025
Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2025
Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2025
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2025
Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2025
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2025
Invesco V.I. American Value	For each of the two years in the period ended December 31, 2025
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2025
Invesco V.I. Core Plus Bond	For each of the two years in the period ended December 31, 2025
Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2025
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2025
Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2025
Invesco V.I. Global	For each of the two years in the period ended December 31, 2025
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2025
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2025
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2025
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2025
Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2025
Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2025
Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2025
Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2025
Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2025
LVIP American Century Mid Cap Value	For each of the two years in the period ended December 31, 2025
LVIP American Century Ultra	For each of the two years in the period ended December 31, 2025
LVIP American Century Value	For each of the two years in the period ended December 31, 2025
LVIP JPMorgan Core Bond Fund	For each of the two years in the period ended December 31, 2025
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2025
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2025
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2025
Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2025
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025
Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025
Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025
Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025
Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025
NAA All Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Large Core Series	For each of the two years in the period ended December 31, 2025
NAA Large Growth Series	For each of the two years in the period ended December 31, 2025
NAA Mid Growth Series	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Small Growth Series	For each of the two years in the period ended December 31, 2025
NAA Smid-Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA World Equity Income Series	For each of the two years in the period ended December 31, 2025
Neuberger Berman AMT Quality Equity Portfolio	For each of the two years in the period ended December 31, 2025
Nomura VIP Asset Strategy Series	For each of the two years in the period ended December 31, 2025
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2025
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2025
PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2025
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2025
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2025
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2025
PIMCO VIT Total Return	For each of the two years in the period ended December 31, 2025
Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2025
Royce Micro-Cap	For each of the two years in the period ended December 31, 2025
T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2025
Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2025
Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2025
Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2025

Variable Annuity Account B

Statements of Net Assets

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Discovery Value Portfolio	8,782	$157,237	$143,066	$—	$143,066	9,934	$14.40	$14.40
AB VPS Dynamic Asset Allocation	1,571	17,536	17,012	—	17,012	1,559	10.90	10.90
American Funds IS® Asset Allocation	49,635	1,156,864	1,328,728	—	1,328,728	78,856	16.85	16.85
American Funds IS® Capital World Bond	6,737	77,150	66,898	—	66,898	10,119	6.61	6.61
American Funds IS® Global Growth	47,462	1,495,048	1,782,185	—	1,782,185	80,935	22.01	22.01
American Funds IS® Growth-Income	24,049	1,243,939	1,557,644	—	1,557,644	61,197	25.46	25.46
American Funds IS® International	10,013	186,060	218,579	—	218,579	19,229	11.37	11.37
American Funds IS® New World	2,783	71,890	88,263	—	88,263	6,472	13.63	13.63
BlackRock Equity Dividend V.I.	69,845	793,603	800,423	—	800,423	41,086	19.48	19.48
BlackRock Global Allocation V.I.	14,139	196,820	188,619	—	188,619	14,434	13.07	13.07
BlackRock High Yield V.I.	29,258	205,634	205,973	1,098	207,071	18,658	11.10	11.10
BNY Mellon IP MidCap Stock	5,469	105,664	110,473	—	110,473	7,062	15.64	15.64
BNY Mellon IP Small Cap Stock Index	38,319	680,247	690,124	—	690,124	42,490	16.24	16.24
BNY Mellon IP Technology Growth	101,291	1,767,236	1,771,582	—	1,771,582	34,432	45.42	51.79
BNY Mellon VIF Appreciation	12,405	427,262	405,893	—	405,893	18,693	21.71	21.71
ClearBridge Variable Growth	39,606	770,285	524,386	—	524,386	24,545	18.73	21.39
ClearBridge Variable Small Cap Growth	16,293	443,685	459,472	—	459,472	18,636	21.50	24.71
Fidelity® VIP Equity-Income	17,648	420,586	496,440	—	496,440	26,076	18.94	18.94
Fidelity® VIP Growth & Income	42,878	1,000,532	1,371,682	—	1,371,682	56,400	24.32	24.32
Fidelity® VIP Growth Opportunities	15,076	789,998	1,453,281	—	1,453,281	31,293	46.44	46.44
Fidelity® VIP High Income	130,357	648,481	600,944	—	600,944	58,748	10.22	10.22
Fidelity® VIP Overseas	10,143	233,898	275,082	—	275,082	20,797	13.22	13.22
Franklin Allocation VIP Fund	16,488	101,288	95,302	—	95,302	7,160	13.30	13.30
Franklin Income VIP Fund	30,249	452,763	458,578	—	458,578	33,966	12.71	13.50
Franklin Mutual Global Discovery VIP Fund	54,469	998,285	1,038,187	—	1,038,187	63,738	14.66	16.27
Franklin Small Cap Value VIP Fund	8,489	123,721	117,741	—	117,741	6,404	18.30	18.30
Franklin Strategic Income VIP Fund	6,360	62,903	58,066	—	58,066	6,941	8.37	8.37
Guggenheim VIF Floating Rate Strategies	39,705	1,008,729	933,457	—	933,457	94,932	9.83	9.83
Guggenheim VIF Global Managed Futures Strategy	687	11,691	11,563	—	11,563	2,364	4.88	4.88
Guggenheim VIF High Yield	24,906	661,824	615,927	—	615,927	18,296	16.04	34.94
Guggenheim VIF Multi-Hedge Strategies	2,131	53,421	50,042	—	50,042	8,981	5.56	5.56
Guggenheim VIF Total Return Bond	79,968	1,254,690	1,176,324	—	1,176,324	117,692	7.97	9.97
Invesco V.I. American Value	2,624	46,374	46,597	—	46,597	2,977	15.65	15.65
Invesco V.I. Comstock	9,801	183,199	208,669	—	208,669	8,597	20.12	24.33
Invesco V.I. Core Plus Bond	17,699	102,348	102,125	—	102,125	10,615	9.63	9.63
Invesco V.I. Discovery Mid Cap Growth	3,450	223,412	218,748	—	218,748	10,766	20.32	20.32
Invesco V.I. Equity and Income	38,567	658,264	698,841	—	698,841	36,025	19.39	19.39
Invesco V.I. EVQ International Equity Fund	7,375	249,500	260,993	—	260,993	14,631	15.93	18.17
Invesco V.I. Global	14,082	530,759	511,181	—	511,181	27,079	18.83	18.83
Invesco V.I. Global Real Estate	22,516	348,836	318,828	—	318,828	17,869	15.55	17.85
Invesco V.I. Government Money Market	1,194,010	1,194,010	1,194,010	—	1,194,010	144,058	7.81	8.29
Invesco V.I. Government Securities	42,849	484,862	451,625	—	451,625	62,689	6.40	7.19
Invesco V.I. Health Care	5,693	161,199	170,177	—	170,177	6,336	24.08	27.63
Invesco V.I. Main Street Mid Cap Fund®	5,717	59,719	60,025	—	60,025	2,289	23.04	26.43

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Main Street Small Cap Fund®	5,764	$144,564	$159,722	$—	$159,722	3,884	$36.19	$41.53
Janus Henderson VIT Enterprise	21,294	1,447,554	1,561,922	—	1,561,922	48,982	31.90	31.90
Janus Henderson VIT Research	20,967	781,737	1,284,039	—	1,284,039	35,806	35.82	35.82
Lord Abbett Series Bond-Debenture VC	8,257	98,412	87,605	—	87,605	8,572	10.19	10.19
Lord Abbett Series Developing Growth VC	7,210	245,293	241,020	—	241,020	13,110	18.36	18.36
LVIP American Century Mid Cap Value	32,686	639,339	633,952	—	633,952	30,210	21.01	21.01
LVIP American Century Ultra	122,165	2,734,393	3,660,426	—	3,660,426	69,011	46.52	53.37
LVIP American Century Value	79,863	923,920	1,033,186	—	1,033,186	33,850	26.79	30.73
LVIP JPMorgan Core Bond Fund	9,249	99,197	90,718	—	90,718	11,382	8.01	8.01
MFS® VIT II Research International	6,347	100,689	128,655	—	128,655	11,005	8.91	11.68
MFS® VIT Total Return	29,822	662,557	675,164	—	675,164	42,308	13.29	15.92
MFS® VIT Utilities	16,122	508,701	593,617	—	593,617	24,763	15.85	24.28
Morgan Stanley VIF Emerging Markets Equity	17,053	240,766	298,256	—	298,256	31,892	7.71	9.36
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	10,935	146,705	186,223	—	186,223	10,866	17.14	17.14
Morningstar Balanced ETF Asset Allocation Portfolio	31,397	346,274	353,218	—	353,218	27,223	12.98	12.98
Morningstar Conservative ETF Asset Allocation Portfolio	2,228	23,555	24,085	—	24,085	2,668	9.06	9.06
Morningstar Growth ETF Asset Allocation Portfolio	12,659	146,061	168,996	—	168,996	11,026	15.32	15.32
Morningstar Income and Growth ETF Asset Allocation Portfolio	7,845	82,917	81,670	—	81,670	7,476	10.94	10.94
NAA All Cap Value Series	5,171	154,361	154,088	—	154,088	5,724	20.84	26.92
NAA Large Cap Value Series	15,935	591,586	608,396	—	608,396	27,278	22.20	22.33
NAA Large Core Series	13,715	574,511	633,634	—	633,634	31,549	19.59	23.52
NAA Large Growth Series	9,193	180,786	207,396	—	207,396	8,044	25.73	30.52
NAA Mid Growth Series	32,225	1,653,956	1,601,235	—	1,601,235	79,768	20.08	20.97
NAA Small Cap Value Series	6,770	272,392	248,182	—	248,182	5,852	42.40	42.40
NAA Small Growth Series	22,726	715,014	689,972	—	689,972	54,133	12.74	12.74
NAA Smid-Cap Value Series	15,485	1,024,355	951,065	—	951,065	19,960	32.01	48.11
NAA World Equity Income Series	34,866	446,051	524,733	—	524,733	31,834	16.46	18.17
Neuberger Berman AMT Quality Equity Portfolio (a)	12,973	328,912	555,519	—	555,519	12,496	39.46	44.46
Nomura VIP Asset Strategy Series (a)	7,844	69,939	78,436	—	78,436	6,366	12.31	12.31
PIMCO VIT All Asset	9,197	93,758	88,105	—	88,105	6,110	13.25	15.20
PIMCO VIT CommodityRealReturn Strategy	26,720	177,645	168,070	—	168,070	29,342	4.96	5.78
PIMCO VIT Emerging Markets Bond	2,014	24,828	23,004	—	23,004	1,942	11.05	11.84
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	18,340	189,637	184,133	—	184,133	16,912	9.90	10.91
PIMCO VIT Low Duration	18,380	183,836	179,755	—	179,755	23,912	6.61	7.58
PIMCO VIT Real Return	69,031	870,899	829,064	—	829,064	81,396	8.87	10.18
PIMCO VIT Total Return	32,516	334,635	307,272	—	307,272	37,127	8.28	8.28
Putnam VT Small Cap Value	2,094	25,316	22,640	—	22,640	1,470	15.40	15.40
Royce Micro-Cap	13,310	128,672	126,574	—	126,574	7,845	16.20	16.20
T. Rowe Price Health Sciences	19,565	942,176	1,057,082	—	1,057,082	49,749	21.23	21.23
Templeton Developing Markets VIP Fund	11,508	102,523	139,018	—	139,018	10,579	13.14	13.14
Templeton Global Bond VIP Fund	72,689	1,001,269	957,312	—	957,312	156,080	6.13	6.13

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Western Asset Variable Global High Yield Bond	2,255	$16,652	$14,637	$—	$14,637	1,296	$10.88	$11.29

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024, Except as Noted

	AB VPS Discovery Value Portfolio	AB VPS Dynamic Asset Allocation	American Funds IS® Asset Allocation
Net assets as of December 31, 2023	$140,749	$39,137	$1,749,919

Investment income (loss):
Dividend distributions	897	234	26,372
Investment Expenses:
Mortality and expense risk and administrative charges	(1,064)	(226)	(11,733)

Net investment income (loss)	(167)	8	14,639

Increase (decrease) in net assets from operations:
Capital gain distributions	7,068	—	69,392
Realized capital gain (loss) on investments	(572)	(3,876)	47,845
Change in unrealized appreciation (depreciation)	5,565	6,807	93,636

Net gain (loss) on investments	12,061	2,931	210,873

Net increase (decrease) in net assets from operations	11,894	2,939	225,512

Contract owner transactions:
Variable annuity deposits	2,288	—	—
Terminations, withdrawals and annuity payments	(11,667)	(19,546)	(679,471)
Transfers between subaccounts, net	(399)	(19)	16,765
Maintenance charges and mortality adjustments	(324)	(529)	(18,556)

Increase (decrease) in net assets from contract transactions	(10,102)	(20,094)	(681,262)

Total increase (decrease) in net assets	1,792	(17,155)	(455,750)

Net assets as of December 31, 2024	$142,541	$21,982	$1,294,169

Investment income (loss):
Dividend distributions	774	371	23,075
Investment Expenses:
Mortality and expense risk and administrative charges	(1,014)	(156)	(9,677)

Net investment income (loss)	(240)	215	13,398

Increase (decrease) in net assets from operations:
Capital gain distributions	14,611	—	90,105
Realized capital gain (loss) on investments	(2,330)	(483)	10,192
Change in unrealized appreciation (depreciation)	(10,886)	2,773	55,060

Net gain (loss) on investments	1,395	2,290	155,357

Net increase (decrease) in net assets from operations	1,155	2,505	168,755

Contract owner transactions:
Variable annuity deposits	438	—	—
Terminations, withdrawals and annuity payments	(3,020)	(7,409)	(149,989)
Transfers between subaccounts, net	2,227	—	21,490
Maintenance charges and mortality adjustments	(275)	(66)	(5,697)

Increase (decrease) in net assets from contract transactions	(630)	(7,475)	(134,196)

Total increase (decrease) in net assets	525	(4,970)	34,559

Net assets as of December 31, 2025	$143,066	$17,012	$1,328,728

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Capital World Bond	American Funds IS® Global Growth	American Funds IS® Growth- Income
Net assets as of December 31, 2023	$65,162	$2,694,981	$1,281,527

Investment income (loss):
Dividend distributions	1,215	33,377	12,947
Investment Expenses:
Mortality and expense risk and administrative charges	(482)	(19,830)	(10,505)

Net investment income (loss)	733	13,547	2,442

Increase (decrease) in net assets from operations:
Capital gain distributions	—	78,654	63,646
Realized capital gain (loss) on investments	(229)	156,503	27,471
Change in unrealized appreciation (depreciation)	(3,135)	95,509	190,465

Net gain (loss) on investments	(3,364)	330,666	281,582

Net increase (decrease) in net assets from operations	(2,631)	344,213	284,024

Contract owner transactions:
Variable annuity deposits	—	13,459	8,249
Terminations, withdrawals and annuity payments	(439)	(895,647)	(80,978)
Transfers between subaccounts, net	446	30,151	(35,733)
Maintenance charges and mortality adjustments	(190)	(12,099)	(2,982)

Increase (decrease) in net assets from contract transactions	(183)	(864,136)	(111,444)

Total increase (decrease) in net assets	(2,814)	(519,923)	172,580

Net assets as of December 31, 2024	$62,348	$2,175,058	$1,454,107

Investment income (loss):
Dividend distributions	1,865	21,378	10,845
Investment Expenses:
Mortality and expense risk and administrative charges	(490)	(14,814)	(11,315)

Net investment income (loss)	1,375	6,564	(470)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	261,127	258,157
Realized capital gain (loss) on investments	(1,444)	104,065	51,073
Change in unrealized appreciation (depreciation)	5,154	(11,422)	(66,949)

Net gain (loss) on investments	3,710	353,770	242,281

Net increase (decrease) in net assets from operations	5,085	360,334	241,811

Contract owner transactions:
Variable annuity deposits	—	18,666	13,589
Terminations, withdrawals and annuity payments	(8,443)	(653,774)	(147,690)
Transfers between subaccounts, net	8,106	(108,897)	(1,838)
Maintenance charges and mortality adjustments	(198)	(9,202)	(2,335)

Increase (decrease) in net assets from contract transactions	(535)	(753,207)	(138,274)

Total increase (decrease) in net assets	4,550	(392,873)	103,537

Net assets as of December 31, 2025	$66,898	$1,782,185	$1,557,644

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® International	American Funds IS® New World	BlackRock Equity Dividend V.I.
Net assets as of December 31, 2023	$225,114	$145,661	$814,126

Investment income (loss):
Dividend distributions	2,637	1,295	16,297
Investment Expenses:
Mortality and expense risk and administrative charges	(1,956)	(933)	(5,660)

Net investment income (loss)	681	362	10,637

Increase (decrease) in net assets from operations:
Capital gain distributions	—	559	51,692
Realized capital gain (loss) on investments	(701)	1,692	124
Change in unrealized appreciation (depreciation)	4,076	5,518	7,080

Net gain (loss) on investments	3,375	7,769	58,896

Net increase (decrease) in net assets from operations	4,056	8,131	69,533

Contract owner transactions:
Variable annuity deposits	720	693	10,544
Terminations, withdrawals and annuity payments	(12,853)	(51,474)	(252,046)
Transfers between subaccounts, net	37,761	391	37,900
Maintenance charges and mortality adjustments	(193)	(334)	(2,317)

Increase (decrease) in net assets from contract transactions	25,435	(50,724)	(205,919)

Total increase (decrease) in net assets	29,491	(42,593)	(136,386)

Net assets as of December 31, 2024	$254,605	$103,068	$677,740

Investment income (loss):
Dividend distributions	2,339	777	14,991
Investment Expenses:
Mortality and expense risk and administrative charges	(1,793)	(718)	(5,575)

Net investment income (loss)	546	59	9,416

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,085	66,381
Realized capital gain (loss) on investments	6,773	4,603	5,207
Change in unrealized appreciation (depreciation)	48,400	14,120	60,141

Net gain (loss) on investments	55,173	22,808	131,729

Net increase (decrease) in net assets from operations	55,719	22,867	141,145

Contract owner transactions:
Variable annuity deposits	720	—	5,871
Terminations, withdrawals and annuity payments	(89,767)	(24,770)	(187,827)
Transfers between subaccounts, net	(2,548)	(12,149)	164,626
Maintenance charges and mortality adjustments	(150)	(753)	(1,132)

Increase (decrease) in net assets from contract transactions	(91,745)	(37,672)	(18,462)

Total increase (decrease) in net assets	(36,026)	(14,805)	122,683

Net assets as of December 31, 2025	$218,579	$88,263	$800,423

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	BNY Mellon IP MidCap Stock
Net assets as of December 31, 2023	$284,681	$198,773	$110,831

Investment income (loss):
Dividend distributions	2,972	13,736	694
Investment Expenses:
Mortality and expense risk and administrative charges	(1,793)	(1,553)	(837)

Net investment income (loss)	1,179	12,183	(143)

Increase (decrease) in net assets from operations:
Capital gain distributions	16,239	—	1,644
Realized capital gain (loss) on investments	(3,465)	(404)	412
Change in unrealized appreciation (depreciation)	5,990	2,206	10,224

Net gain (loss) on investments	18,764	1,802	12,280

Net increase (decrease) in net assets from operations	19,943	13,985	12,137

Contract owner transactions:
Variable annuity deposits	360	311	1,671
Terminations, withdrawals and annuity payments	(104,419)	(9,550)	(13,436)
Transfers between subaccounts, net	3,273	9,678	444
Maintenance charges and mortality adjustments	(1,965)	(629)	(31)

Increase (decrease) in net assets from contract transactions	(102,751)	(190)	(11,352)

Total increase (decrease) in net assets	(82,808)	13,795	785

Net assets as of December 31, 2024	$201,873	$212,568	$111,616

Investment income (loss):
Dividend distributions	7,432	13,882	435
Investment Expenses:
Mortality and expense risk and administrative charges	(1,473)	(1,610)	(788)

Net investment income (loss)	5,959	12,272	(353)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,311	446	8,969
Realized capital gain (loss) on investments	(1,383)	(244)	(47)
Change in unrealized appreciation (depreciation)	9,002	4,880	(180)

Net gain (loss) on investments	25,930	5,082	8,742

Net increase (decrease) in net assets from operations	31,889	17,354	8,389

Contract owner transactions:
Variable annuity deposits	360	1,370	525
Terminations, withdrawals and annuity payments	(31,039)	(44,847)	(12,827)
Transfers between subaccounts, net	(13,484)	21,174	2,801
Maintenance charges and mortality adjustments	(980)	(548)	(31)

Increase (decrease) in net assets from contract transactions	(45,143)	(22,851)	(9,532)

Total increase (decrease) in net assets	(13,254)	(5,497)	(1,143)

Net assets as of December 31, 2025	$188,619	$207,071	$110,473

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth	BNY Mellon VIF Appreciation
Net assets as of December 31, 2023	$1,001,662	$1,862,730	$364,855

Investment income (loss):
Dividend distributions	11,421	—	695
Investment Expenses:
Mortality and expense risk and administrative charges	(7,074)	(15,592)	(2,913)

Net investment income (loss)	4,347	(15,592)	(2,218)

Increase (decrease) in net assets from operations:
Capital gain distributions	22,375	—	27,817
Realized capital gain (loss) on investments	7,116	46,605	(1,059)
Change in unrealized appreciation (depreciation)	29,176	403,721	16,817

Net gain (loss) on investments	58,667	450,326	43,575

Net increase (decrease) in net assets from operations	63,014	434,734	41,357

Contract owner transactions:
Variable annuity deposits	12,730	7,389	—
Terminations, withdrawals and annuity payments	(192,181)	(157,103)	(35,938)
Transfers between subaccounts, net	(6,501)	(42,935)	(277)
Maintenance charges and mortality adjustments	(598)	(7,802)	(21)

Increase (decrease) in net assets from contract transactions	(186,550)	(200,451)	(36,236)

Total increase (decrease) in net assets	(123,536)	234,283	5,121

Net assets as of December 31, 2024	$878,126	$2,097,013	$369,976

Investment income (loss):
Dividend distributions	10,466	—	625
Investment Expenses:
Mortality and expense risk and administrative charges	(5,718)	(15,291)	(2,863)

Net investment income (loss)	4,748	(15,291)	(2,238)

Increase (decrease) in net assets from operations:
Capital gain distributions	79,674	1,084,391	59,327
Realized capital gain (loss) on investments	(13,035)	(55,173)	(4,443)
Change in unrealized appreciation (depreciation)	(46,712)	(531,492)	(19,872)

Net gain (loss) on investments	19,927	497,726	35,012

Net increase (decrease) in net assets from operations	24,675	482,435	32,774

Contract owner transactions:
Variable annuity deposits	7,381	6,897	—
Terminations, withdrawals and annuity payments	(150,119)	(776,549)	(9,456)
Transfers between subaccounts, net	(69,612)	(30,978)	12,623
Maintenance charges and mortality adjustments	(327)	(7,236)	(24)

Increase (decrease) in net assets from contract transactions	(212,677)	(807,866)	3,143

Total increase (decrease) in net assets	(188,002)	(325,431)	35,917

Net assets as of December 31, 2025	$690,124	$1,771,582	$405,893

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	ClearBridge Variable Growth	ClearBridge Variable Small Cap Growth	Fidelity® VIP Equity-Income
Net assets as of December 31, 2023	$910,838	$407,451	$472,305

Investment income (loss):
Dividend distributions	1,020	—	8,511
Investment Expenses:
Mortality and expense risk and administrative charges	(6,955)	(3,259)	(4,009)

Net investment income (loss)	(5,935)	(3,259)	4,502

Increase (decrease) in net assets from operations:
Capital gain distributions	253,346	15,192	31,826
Realized capital gain (loss) on investments	(38,687)	61	15,368
Change in unrealized appreciation (depreciation)	(110,512)	3,620	16,524

Net gain (loss) on investments	104,147	18,873	63,718

Net increase (decrease) in net assets from operations	98,212	15,614	68,220

Contract owner transactions:
Variable annuity deposits	8,215	5,779	945
Terminations, withdrawals and annuity payments	(89,468)	(11,438)	(115,958)
Transfers between subaccounts, net	(14,510)	33,812	114,424
Maintenance charges and mortality adjustments	(1,931)	(530)	(4,195)

Increase (decrease) in net assets from contract transactions	(97,694)	27,623	(4,784)

Total increase (decrease) in net assets	518	43,237	63,436

Net assets as of December 31, 2024	$911,356	$450,688	$535,741

Investment income (loss):
Dividend distributions	—	—	7,726
Investment Expenses:
Mortality and expense risk and administrative charges	(5,451)	(3,505)	(3,924)

Net investment income (loss)	(5,451)	(3,505)	3,802

Increase (decrease) in net assets from operations:
Capital gain distributions	98,520	32,226	28,065
Realized capital gain (loss) on investments	(213,118)	4,223	20,241
Change in unrealized appreciation (depreciation)	197,333	6,756	32,227

Net gain (loss) on investments	82,735	43,205	80,533

Net increase (decrease) in net assets from operations	77,284	39,700	84,335

Contract owner transactions:
Variable annuity deposits	3,813	4,401	5,657
Terminations, withdrawals and annuity payments	(364,470)	(40,777)	(138,983)
Transfers between subaccounts, net	(101,968)	5,895	13,110
Maintenance charges and mortality adjustments	(1,629)	(435)	(3,420)

Increase (decrease) in net assets from contract transactions	(464,254)	(30,916)	(123,636)

Total increase (decrease) in net assets	(386,970)	8,784	(39,301)

Net assets as of December 31, 2025	$524,386	$459,472	$496,440

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities	Fidelity® VIP High Income
Net assets as of December 31, 2023	$1,010,989	$1,667,660	$646,037

Investment income (loss):
Dividend distributions	13,745	—	41,798
Investment Expenses:
Mortality and expense risk and administrative charges	(8,204)	(14,175)	(5,010)

Net investment income (loss)	5,541	(14,175)	36,788

Increase (decrease) in net assets from operations:
Capital gain distributions	74,408	—	—
Realized capital gain (loss) on investments	37,200	66,669	(2,064)
Change in unrealized appreciation (depreciation)	88,297	537,012	15,123

Net gain (loss) on investments	199,905	603,681	13,059

Net increase (decrease) in net assets from operations	205,446	589,506	49,847

Contract owner transactions:
Variable annuity deposits	42,850	13,538	—
Terminations, withdrawals and annuity payments	(129,499)	(114,762)	(6,895)
Transfers between subaccounts, net	(4,625)	(112,017)	(86)
Maintenance charges and mortality adjustments	(726)	(5,341)	(3,696)

Increase (decrease) in net assets from contract transactions	(92,000)	(218,582)	(10,677)

Total increase (decrease) in net assets	113,446	370,924	39,170

Net assets as of December 31, 2024	$1,124,435	$2,038,584	$685,207

Investment income (loss):
Dividend distributions	17,096	—	39,178
Investment Expenses:
Mortality and expense risk and administrative charges	(9,318)	(13,251)	(5,008)

Net investment income (loss)	7,778	(13,251)	34,170

Increase (decrease) in net assets from operations:
Capital gain distributions	122,957	28,649	—
Realized capital gain (loss) on investments	11,645	425,420	(7,968)
Change in unrealized appreciation (depreciation)	88,977	(106,413)	34,340

Net gain (loss) on investments	223,579	347,656	26,372

Net increase (decrease) in net assets from operations	231,357	334,405	60,542

Contract owner transactions:
Variable annuity deposits	43,402	8,096	—
Terminations, withdrawals and annuity payments	(21,611)	(903,233)	(143,083)
Transfers between subaccounts, net	(5,535)	(20,856)	2,223
Maintenance charges and mortality adjustments	(366)	(3,715)	(3,945)

Increase (decrease) in net assets from contract transactions	15,890	(919,708)	(144,805)

Total increase (decrease) in net assets	247,247	(585,303)	(84,263)

Net assets as of December 31, 2025	$1,371,682	$1,453,281	$600,944

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Overseas	Franklin Allocation VIP Fund	Franklin Income VIP Fund
Net assets as of December 31, 2023	$417,242	$245,933	$594,645

Investment income (loss):
Dividend distributions	4,914	4,715	29,660
Investment Expenses:
Mortality and expense risk and administrative charges	(2,981)	(1,698)	(4,545)

Net investment income (loss)	1,933	3,017	25,115

Increase (decrease) in net assets from operations:
Capital gain distributions	15,552	—	2,431
Realized capital gain (loss) on investments	27,128	(22,391)	(7,882)
Change in unrealized appreciation (depreciation)	(24,030)	41,643	17,805

Net gain (loss) on investments	18,650	19,252	12,354

Net increase (decrease) in net assets from operations	20,583	22,269	37,469

Contract owner transactions:
Variable annuity deposits	1,332	1,040	2,085
Terminations, withdrawals and annuity payments	(106,816)	(177,838)	(176,353)
Transfers between subaccounts, net	(7,844)	126	5,358
Maintenance charges and mortality adjustments	(250)	(373)	(1,549)

Increase (decrease) in net assets from contract transactions	(113,578)	(177,045)	(170,459)

Total increase (decrease) in net assets	(92,995)	(154,776)	(132,990)

Net assets as of December 31, 2024	$324,247	$91,157	$461,655

Investment income (loss):
Dividend distributions	3,804	1,556	23,831
Investment Expenses:
Mortality and expense risk and administrative charges	(2,466)	(684)	(3,646)

Net investment income (loss)	1,338	872	20,185

Increase (decrease) in net assets from operations:
Capital gain distributions	24,994	3,472	5,010
Realized capital gain (loss) on investments	29,604	(1,333)	(3,274)
Change in unrealized appreciation (depreciation)	3,738	6,641	28,547

Net gain (loss) on investments	58,336	8,780	30,283

Net increase (decrease) in net assets from operations	59,674	9,652	50,468

Contract owner transactions:
Variable annuity deposits	75	960	7,077
Terminations, withdrawals and annuity payments	(105,280)	—	(51,545)
Transfers between subaccounts, net	(3,293)	(6,333)	(8,008)
Maintenance charges and mortality adjustments	(341)	(134)	(1,069)

Increase (decrease) in net assets from contract transactions	(108,839)	(5,507)	(53,545)

Total increase (decrease) in net assets	(49,165)	4,145	(3,077)

Net assets as of December 31, 2025	$275,082	$95,302	$458,578

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund
Net assets as of December 31, 2023	$953,642	$168,666	$101,937

Investment income (loss):
Dividend distributions	16,536	1,362	3,458
Investment Expenses:
Mortality and expense risk and administrative charges	(7,352)	(1,122)	(575)

Net investment income (loss)	9,184	240	2,883

Increase (decrease) in net assets from operations:
Capital gain distributions	69,486	3,366	—
Realized capital gain (loss) on investments	2,732	(5,309)	(6,440)
Change in unrealized appreciation (depreciation)	(45,072)	17,044	5,906

Net gain (loss) on investments	27,146	15,101	(534)

Net increase (decrease) in net assets from operations	36,330	15,341	2,349

Contract owner transactions:
Variable annuity deposits	12,821	1,895	4,435
Terminations, withdrawals and annuity payments	(82,343)	(46,994)	(49,849)
Transfers between subaccounts, net	2,591	(1,877)	(216)
Maintenance charges and mortality adjustments	(1,016)	(73)	(503)

Increase (decrease) in net assets from contract transactions	(67,947)	(47,049)	(46,133)

Total increase (decrease) in net assets	(31,617)	(31,708)	(43,784)

Net assets as of December 31, 2024	$922,025	$136,958	$58,153

Investment income (loss):
Dividend distributions	18,677	1,417	3,006
Investment Expenses:
Mortality and expense risk and administrative charges	(7,408)	(969)	(449)

Net investment income (loss)	11,269	448	2,557

Increase (decrease) in net assets from operations:
Capital gain distributions	103,528	11,049	1
Realized capital gain (loss) on investments	373	(3,472)	(843)
Change in unrealized appreciation (depreciation)	80,492	883	2,070

Net gain (loss) on investments	184,393	8,460	1,228

Net increase (decrease) in net assets from operations	195,662	8,908	3,785

Contract owner transactions:
Variable annuity deposits	10,967	12,979	3,720
Terminations, withdrawals and annuity payments	(76,508)	(41,690)	(7,702)
Transfers between subaccounts, net	(13,502)	647	224
Maintenance charges and mortality adjustments	(457)	(61)	(114)

Increase (decrease) in net assets from contract transactions	(79,500)	(28,125)	(3,872)

Total increase (decrease) in net assets	116,162	(19,217)	(87)

Net assets as of December 31, 2025	$1,038,187	$117,741	$58,066

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Net assets as of December 31, 2023	$1,244,227	$71,764	$792,191

Investment income (loss):
Dividend distributions	99,932	1,966	48,872
Investment Expenses:
Mortality and expense risk and administrative charges	(9,461)	(554)	(6,474)

Net investment income (loss)	90,471	1,412	42,398

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,051	—
Realized capital gain (loss) on investments	(3,156)	9	(12,563)
Change in unrealized appreciation (depreciation)	(14,229)	(2,746)	23,753

Net gain (loss) on investments	(17,385)	(1,686)	11,190

Net increase (decrease) in net assets from operations	73,086	(274)	53,588

Contract owner transactions:
Variable annuity deposits	3,043	262	—
Terminations, withdrawals and annuity payments	(71,047)	—	(90,635)
Transfers between subaccounts, net	(8,189)	—	42,430
Maintenance charges and mortality adjustments	(6,488)	(354)	(1,845)

Increase (decrease) in net assets from contract transactions	(82,681)	(92)	(50,050)

Total increase (decrease) in net assets	(9,595)	(366)	3,538

Net assets as of December 31, 2024	$1,234,632	$71,398	$795,729

Investment income (loss):
Dividend distributions	99,401	1,343	47,455
Investment Expenses:
Mortality and expense risk and administrative charges	(8,359)	(368)	(5,714)

Net investment income (loss)	91,042	975	41,741

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(19,437)	(5,529)	(14,560)
Change in unrealized appreciation (depreciation)	(40,773)	2,284	14,900

Net gain (loss) on investments	(60,210)	(3,245)	340

Net increase (decrease) in net assets from operations	30,832	(2,270)	42,081

Contract owner transactions:
Variable annuity deposits	715	2,819	9,129
Terminations, withdrawals and annuity payments	(330,619)	(60,243)	(235,055)
Transfers between subaccounts, net	3,389	—	5,432
Maintenance charges and mortality adjustments	(5,492)	(141)	(1,389)

Increase (decrease) in net assets from contract transactions	(332,007)	(57,565)	(221,883)

Total increase (decrease) in net assets	(301,175)	(59,835)	(179,802)

Net assets as of December 31, 2025	$933,457	$11,563	$615,927

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Total Return Bond	Invesco V.I. American Value
Net assets as of December 31, 2023	$94,078	$1,589,687	$148,399

Investment income (loss):
Dividend distributions	2,519	59,485	14
Investment Expenses:
Mortality and expense risk and administrative charges	(466)	(11,936)	(578)

Net investment income (loss)	2,053	47,549	(564)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	41
Realized capital gain (loss) on investments	2,883	(14,590)	(10,112)
Change in unrealized appreciation (depreciation)	(5,422)	3,027	28,826

Net gain (loss) on investments	(2,539)	(11,563)	18,755

Net increase (decrease) in net assets from operations	(486)	35,986	18,191

Contract owner transactions:
Variable annuity deposits	1,700	6,752	—
Terminations, withdrawals and annuity payments	(457)	(109,706)	(161,962)
Transfers between subaccounts, net	(44,478)	43,941	(132)
Maintenance charges and mortality adjustments	(286)	(6,854)	(2,650)

Increase (decrease) in net assets from contract transactions	(43,521)	(65,867)	(164,744)

Total increase (decrease) in net assets	(44,007)	(29,881)	(146,553)

Net assets as of December 31, 2024	$50,071	$1,559,806	$1,846

Investment income (loss):
Dividend distributions	1,142	61,100	80
Investment Expenses:
Mortality and expense risk and administrative charges	(373)	(10,803)	(156)

Net investment income (loss)	769	50,297	(76)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	5,756
Realized capital gain (loss) on investments	(79)	(44,022)	1,517
Change in unrealized appreciation (depreciation)	(442)	87,788	122

Net gain (loss) on investments	(521)	43,766	7,395

Net increase (decrease) in net assets from operations	248	94,063	7,319

Contract owner transactions:
Variable annuity deposits	—	3,645	—
Terminations, withdrawals and annuity payments	(471)	(516,243)	(14,435)
Transfers between subaccounts, net	446	41,053	52,282
Maintenance charges and mortality adjustments	(252)	(6,000)	(415)

Increase (decrease) in net assets from contract transactions	(277)	(477,545)	37,432

Total increase (decrease) in net assets	(29)	(383,482)	44,751

Net assets as of December 31, 2025	$50,042	$1,176,324	$46,597

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Core Plus Bond	Invesco V.I. Discovery Mid Cap Growth
Net assets as of December 31, 2023	$317,275	$210,344	$349,688

Investment income (loss):
Dividend distributions	3,561	5,669	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,761)	(1,365)	(2,563)

Net investment income (loss)	1,800	4,304	(2,563)

Increase (decrease) in net assets from operations:
Capital gain distributions	16,702	—	—
Realized capital gain (loss) on investments	27,032	(836)	(7,740)
Change in unrealized appreciation (depreciation)	(11,108)	137	81,632

Net gain (loss) on investments	32,626	(699)	73,892

Net increase (decrease) in net assets from operations	34,426	3,605	71,329

Contract owner transactions:
Variable annuity deposits	—	—	1,358
Terminations, withdrawals and annuity payments	(60,939)	(71,885)	(102,882)
Transfers between subaccounts, net	(90,194)	3,314	(4,812)
Maintenance charges and mortality adjustments	(226)	(1,083)	(903)

Increase (decrease) in net assets from contract transactions	(151,359)	(69,654)	(107,239)

Total increase (decrease) in net assets	(116,933)	(66,049)	(35,910)

Net assets as of December 31, 2024	$200,342	$144,295	$313,778

Investment income (loss):
Dividend distributions	2,826	5,926	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,500)	(1,041)	(1,989)

Net investment income (loss)	1,326	4,885	(1,989)

Increase (decrease) in net assets from operations:
Capital gain distributions	20,944	—	23,888
Realized capital gain (loss) on investments	2,859	(450)	(1,463)
Change in unrealized appreciation (depreciation)	4,435	3,741	(14,202)

Net gain (loss) on investments	28,238	3,291	8,223

Net increase (decrease) in net assets from operations	29,564	8,176	6,234

Contract owner transactions:
Variable annuity deposits	—	7,671	1,155
Terminations, withdrawals and annuity payments	(6,924)	(61,038)	(85,822)
Transfers between subaccounts, net	(14,156)	3,150	(15,622)
Maintenance charges and mortality adjustments	(157)	(129)	(975)

Increase (decrease) in net assets from contract transactions	(21,237)	(50,346)	(101,264)

Total increase (decrease) in net assets	8,327	(42,170)	(95,030)

Net assets as of December 31, 2025	$208,669	$102,125	$218,748

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund	Invesco V.I. Global
Net assets as of December 31, 2023	$733,868	$346,134	$632,148

Investment income (loss):
Dividend distributions	11,135	5,037	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,491)	(2,817)	(4,729)

Net investment income (loss)	5,644	2,220	(4,729)

Increase (decrease) in net assets from operations:
Capital gain distributions	27,199	1,744	34,662
Realized capital gain (loss) on investments	4,094	183	6,365
Change in unrealized appreciation (depreciation)	38,508	(5,604)	54,405

Net gain (loss) on investments	69,801	(3,677)	95,432

Net increase (decrease) in net assets from operations	75,445	(1,457)	90,703

Contract owner transactions:
Variable annuity deposits	—	3,921	1,148
Terminations, withdrawals and annuity payments	(114,795)	(20,505)	(128,328)
Transfers between subaccounts, net	1,883	(15,151)	(5,682)
Maintenance charges and mortality adjustments	(2,536)	(1,154)	(3,103)

Increase (decrease) in net assets from contract transactions	(115,448)	(32,889)	(135,965)

Total increase (decrease) in net assets	(40,003)	(34,346)	(45,262)

Net assets as of December 31, 2024	$693,865	$311,788	$586,886

Investment income (loss):
Dividend distributions	13,668	3,148	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,358)	(2,339)	(4,099)

Net investment income (loss)	8,310	809	(4,099)

Increase (decrease) in net assets from operations:
Capital gain distributions	39,216	17,180	97,333
Realized capital gain (loss) on investments	5,945	4,607	7,647
Change in unrealized appreciation (depreciation)	26,766	17,693	(28,804)

Net gain (loss) on investments	71,927	39,480	76,176

Net increase (decrease) in net assets from operations	80,237	40,289	72,077

Contract owner transactions:
Variable annuity deposits	16,814	18,647	1,598
Terminations, withdrawals and annuity payments	(100,011)	(105,015)	(147,164)
Transfers between subaccounts, net	8,812	(3,896)	(137)
Maintenance charges and mortality adjustments	(876)	(820)	(2,079)

Increase (decrease) in net assets from contract transactions	(75,261)	(91,084)	(147,782)

Total increase (decrease) in net assets	4,976	(50,795)	(75,705)

Net assets as of December 31, 2025	$698,841	$260,993	$511,181

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
Net assets as of December 31, 2023	$484,103	$622,298	$625,048

Investment income (loss):
Dividend distributions	10,812	39,486	13,699
Investment Expenses:
Mortality and expense risk and administrative charges	(3,361)	(6,690)	(4,426)

Net investment income (loss)	7,451	32,796	9,273

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(12,417)	—	(14,697)
Change in unrealized appreciation (depreciation)	(5,643)	—	7,898

Net gain (loss) on investments	(18,060)	—	(6,799)

Net increase (decrease) in net assets from operations	(10,609)	32,796	2,474

Contract owner transactions:
Variable annuity deposits	6,504	3,083	1,971
Terminations, withdrawals and annuity payments	(79,974)	(340,280)	(55,088)
Transfers between subaccounts, net	8,260	903,377	11,753
Maintenance charges and mortality adjustments	(1,009)	(4,203)	(1,148)

Increase (decrease) in net assets from contract transactions	(66,219)	561,977	(42,512)

Total increase (decrease) in net assets	(76,828)	594,773	(40,038)

Net assets as of December 31, 2024	$407,275	$1,217,071	$585,010

Investment income (loss):
Dividend distributions	6,539	44,230	16,889
Investment Expenses:
Mortality and expense risk and administrative charges	(2,608)	(9,095)	(4,318)

Net investment income (loss)	3,931	35,135	12,571

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(17,622)	—	(15,618)
Change in unrealized appreciation (depreciation)	37,522	—	37,680

Net gain (loss) on investments	19,900	—	22,062

Net increase (decrease) in net assets from operations	23,831	35,135	34,633

Contract owner transactions:
Variable annuity deposits	5,185	9,370	878
Terminations, withdrawals and annuity payments	(124,346)	(165,411)	(182,621)
Transfers between subaccounts, net	7,449	102,365	14,551
Maintenance charges and mortality adjustments	(566)	(4,520)	(826)

Increase (decrease) in net assets from contract transactions	(112,278)	(58,196)	(168,018)

Total increase (decrease) in net assets	(88,447)	(23,061)	(133,385)

Net assets as of December 31, 2025	$318,828	$1,194,010	$451,625

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Health Care	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®
Net assets as of December 31, 2023	$196,844	$119,149	$205,598

Investment income (loss):
Dividend distributions	—	103	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,769)	(740)	(1,617)

Net investment income (loss)	(1,769)	(637)	(1,617)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,053	7,568
Realized capital gain (loss) on investments	865	(467)	5,220
Change in unrealized appreciation (depreciation)	8,826	12,757	10,841

Net gain (loss) on investments	9,691	14,343	23,629

Net increase (decrease) in net assets from operations	7,922	13,706	22,012

Contract owner transactions:
Variable annuity deposits	1,825	—	693
Terminations, withdrawals and annuity payments	(20,331)	(15,217)	(39,179)
Transfers between subaccounts, net	4,005	(33,108)	20,603
Maintenance charges and mortality adjustments	(230)	(86)	(537)

Increase (decrease) in net assets from contract transactions	(14,731)	(48,411)	(18,420)

Total increase (decrease) in net assets	(6,809)	(34,705)	3,592

Net assets as of December 31, 2024	$190,035	$84,444	$209,190

Investment income (loss):
Dividend distributions	—	61	369
Investment Expenses:
Mortality and expense risk and administrative charges	(1,457)	(482)	(1,382)

Net investment income (loss)	(1,457)	(421)	(1,013)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,924	5,885	16,394
Realized capital gain (loss) on investments	193	3,975	10,677
Change in unrealized appreciation (depreciation)	17,229	(4,674)	(14,539)

Net gain (loss) on investments	24,346	5,186	12,532

Net increase (decrease) in net assets from operations	22,889	4,765	11,519

Contract owner transactions:
Variable annuity deposits	850	16,814	—
Terminations, withdrawals and annuity payments	(48,647)	(46,605)	(79,866)
Transfers between subaccounts, net	5,197	669	19,374
Maintenance charges and mortality adjustments	(147)	(62)	(495)

Increase (decrease) in net assets from contract transactions	(42,747)	(29,184)	(60,987)

Total increase (decrease) in net assets	(19,858)	(24,419)	(49,468)

Net assets as of December 31, 2025	$170,177	$60,025	$159,722

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Janus Henderson VIT Enterprise	Janus Henderson VIT Research	Lord Abbett Series Bond-Debenture VC
Net assets as of December 31, 2023	$2,057,994	$1,033,863	$170,338

Investment income (loss):
Dividend distributions	13,979	—	6,426
Investment Expenses:
Mortality and expense risk and administrative charges	(16,652)	(9,007)	(1,091)

Net investment income (loss)	(2,673)	(9,007)	5,335

Increase (decrease) in net assets from operations:
Capital gain distributions	97,994	35,219	—
Realized capital gain (loss) on investments	14,020	51,698	(8,109)
Change in unrealized appreciation (depreciation)	186,585	261,438	11,546

Net gain (loss) on investments	298,599	348,355	3,437

Net increase (decrease) in net assets from operations	295,926	339,348	8,772

Contract owner transactions:
Variable annuity deposits	4,025	11,703	290
Terminations, withdrawals and annuity payments	(125,293)	(106,447)	(52,696)
Transfers between subaccounts, net	19,309	(13,353)	(10,359)
Maintenance charges and mortality adjustments	(10,625)	(4,216)	(819)

Increase (decrease) in net assets from contract transactions	(112,584)	(112,313)	(63,584)

Total increase (decrease) in net assets	183,342	227,035	(54,812)

Net assets as of December 31, 2024	$2,241,336	$1,260,898	$115,526

Investment income (loss):
Dividend distributions	1,045	—	5,095
Investment Expenses:
Mortality and expense risk and administrative charges	(14,868)	(9,306)	(718)
Net investment income (loss)	(13,823)	(9,306)	4,377
Increase (decrease) in net assets from operations:
Capital gain distributions	186,201	97,090	—
Realized capital gain (loss) on investments	40,972	79,134	(5,058)
Change in unrealized appreciation (depreciation)	(94,921)	29,858	6,977

Net gain (loss) on investments	132,252	206,082	1,919

Net increase (decrease) in net assets from operations	118,429	196,776	6,296

Contract owner transactions:
Variable annuity deposits	42,960	10,564	144
Terminations, withdrawals and annuity payments	(732,115)	(172,995)	(4,198)
Transfers between subaccounts, net	(99,782)	(9,375)	(29,615)
Maintenance charges and mortality adjustments	(8,906)	(1,829)	(548)

Increase (decrease) in net assets from contract transactions	(797,843)	(173,635)	(34,217)

Total increase (decrease) in net assets	(679,414)	23,141	(27,921)

Net assets as of December 31, 2025	$1,561,922	$1,284,039	$87,605

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Lord Abbett Series Developing Growth VC	LVIP American Century Mid Cap Value	LVIP American Century Ultra
Net assets as of December 31, 2023	$209,011	$575,388	$5,032,018

Investment income (loss):
Dividend distributions	354	13,392	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,720)	(4,306)	(39,157)

Net investment income (loss)	(1,366)	9,086	(39,157)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	26,681	450,078
Realized capital gain (loss) on investments	(6,022)	1,255	396,342
Change in unrealized appreciation (depreciation)	51,099	5,026	450,326

Net gain (loss) on investments	45,077	32,962	1,296,746

Net increase (decrease) in net assets from operations	43,711	42,048	1,257,589

Contract owner transactions:
Variable annuity deposits	125	7,297	8,193
Terminations, withdrawals and annuity payments	(4,159)	(50,699)	(1,157,851)
Transfers between subaccounts, net	(14,025)	(15,318)	(198,959)
Maintenance charges and mortality adjustments	(9)	(840)	(24,427)

Increase (decrease) in net assets from contract transactions	(18,068)	(59,560)	(1,373,044)

Total increase (decrease) in net assets	25,643	(17,512)	(115,455)

Net assets as of December 31, 2024	$234,654	$557,876	$4,916,563

Investment income (loss):
Dividend distributions	471	10,175	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,788)	(4,524)	(30,879)

Net investment income (loss)	(1,317)	5,651	(30,879)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	50,574	321,953
Realized capital gain (loss) on investments	(3,548)	3,176	646,021
Change in unrealized appreciation (depreciation)	40,116	(10,843)	(624,463)

Net gain (loss) on investments	36,568	42,907	343,511

Net increase (decrease) in net assets from operations	35,251	48,558	312,632

Contract owner transactions:
Variable annuity deposits	130	19,033	4,807
Terminations, withdrawals and annuity payments	(16,922)	(40,723)	(1,372,295)
Transfers between subaccounts, net	(12,072)	49,712	(182,602)
Maintenance charges and mortality adjustments	(21)	(504)	(18,679)

Increase (decrease) in net assets from contract transactions	(28,885)	27,518	(1,568,769)

Total increase (decrease) in net assets	6,366	76,076	(1,256,137)

Net assets as of December 31, 2025	$241,020	$633,952	$3,660,426

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	LVIP American Century Value	LVIP JPMorgan Core Bond Fund	MFS® VIT II Research International
Net assets as of December 31, 2023	$1,216,119	$112,262	$246,824

Investment income (loss):
Dividend distributions	34,396	4,533	2,663
Investment Expenses:
Mortality and expense risk and administrative charges	(9,775)	(812)	(1,592)

Net investment income (loss)	24,621	3,721	1,071

Increase (decrease) in net assets from operations:
Capital gain distributions	74,484	—	—
Realized capital gain (loss) on investments	26,576	(1,207)	8,742
Change in unrealized appreciation (depreciation)	(21,426)	(1,852)	(2,973)

Net gain (loss) on investments	79,634	(3,059)	5,769

Net increase (decrease) in net assets from operations	104,255	662	6,840

Contract owner transactions:
Variable annuity deposits	14,138	—	4,625
Terminations, withdrawals and annuity payments	(177,306)	(7,675)	(75,870)
Transfers between subaccounts, net	57,055	1,120	7
Maintenance charges and mortality adjustments	(3,756)	(269)	(721)

Increase (decrease) in net assets from contract transactions	(109,869)	(6,824)	(71,959)

Total increase (decrease) in net assets	(5,614)	(6,162)	(65,119)

Net assets as of December 31, 2024	$1,210,505	$106,100	$181,705

Investment income (loss):
Dividend distributions	14,552	3,068	2,505
Investment Expenses:
Mortality and expense risk and administrative charges	(10,391)	(734)	(1,406)

Net investment income (loss)	4,161	2,334	1,099

Increase (decrease) in net assets from operations:
Capital gain distributions	93,183	—	—
Realized capital gain (loss) on investments	166,658	(4,044)	20,529
Change in unrealized appreciation (depreciation)	(29,579)	7,703	14,125

Net gain (loss) on investments	230,262	3,659	34,654

Net increase (decrease) in net assets from operations	234,423	5,993	35,753

Contract owner transactions:
Variable annuity deposits	63,055	—	11,638
Terminations, withdrawals and annuity payments	(489,735)	(38,916)	(96,638)
Transfers between subaccounts, net	19,465	17,741	(3,175)
Maintenance charges and mortality adjustments	(4,527)	(200)	(628)

Increase (decrease) in net assets from contract transactions	(411,742)	(21,375)	(88,803)

Total increase (decrease) in net assets	(177,319)	(15,382)	(53,050)

Net assets as of December 31, 2025	$1,033,186	$90,718	$128,655

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT Total Return	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Equity
Net assets as of December 31, 2023	$781,139	$574,166	$262,790

Investment income (loss):
Dividend distributions	17,230	13,016	4,512
Investment Expenses:
Mortality and expense risk and administrative charges	(5,796)	(4,783)	(2,425)

Net investment income (loss)	11,434	8,233	2,087

Increase (decrease) in net assets from operations:
Capital gain distributions	36,958	18,123	—
Realized capital gain (loss) on investments	8,801	9,892	1,406
Change in unrealized appreciation (depreciation)	(8,249)	29,247	19,267

Net gain (loss) on investments	37,510	57,262	20,673

Net increase (decrease) in net assets from operations	48,944	65,495	22,760

Contract owner transactions:
Variable annuity deposits	—	960	2,195
Terminations, withdrawals and annuity payments	(88,858)	(109,424)	(25,330)
Transfers between subaccounts, net	4,075	33,400	23,192
Maintenance charges and mortality adjustments	(1,877)	(1,537)	(134)

Increase (decrease) in net assets from contract transactions	(86,660)	(76,601)	(77)

Total increase (decrease) in net assets	(37,716)	(11,106)	22,683

Net assets as of December 31, 2024	$743,423	$563,060	$285,473

Investment income (loss):
Dividend distributions	19,343	15,754	1,018
Investment Expenses:
Mortality and expense risk and administrative charges	(5,728)	(4,571)	(2,156)

Net investment income (loss)	13,615	11,183	(1,138)

Increase (decrease) in net assets from operations:
Capital gain distributions	56,907	7,856	9,644
Realized capital gain (loss) on investments	3,586	6,905	6,799
Change in unrealized appreciation (depreciation)	73	50,823	64,873

Net gain (loss) on investments	60,566	65,584	81,316

Net increase (decrease) in net assets from operations	74,181	76,767	80,178

Contract owner transactions:
Variable annuity deposits	16,814	1,028	13,426
Terminations, withdrawals and annuity payments	(165,363)	(60,404)	(64,818)
Transfers between subaccounts, net	7,441	14,692	(15,915)
Maintenance charges and mortality adjustments	(1,332)	(1,526)	(88)

Increase (decrease) in net assets from contract transactions	(142,440)	(46,210)	(67,395)

Total increase (decrease) in net assets	(68,259)	30,557	12,783

Net assets as of December 31, 2025	$675,164	$593,617	$298,256

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2023	$222,224	$321,994	$25,068

Investment income (loss):
Dividend distributions	2,929	6,083	548
Investment Expenses:
Mortality and expense risk and administrative charges	(1,718)	(2,563)	(182)

Net investment income (loss)	1,211	3,520	366

Increase (decrease) in net assets from operations:
Capital gain distributions	3,392	3,261	—
Realized capital gain (loss) on investments	2,204	(87)	(206)
Change in unrealized appreciation (depreciation)	21,916	23,192	898

Net gain (loss) on investments	27,512	26,366	692

Net increase (decrease) in net assets from operations	28,723	29,886	1,058

Contract owner transactions:
Variable annuity deposits	545	375	—
Terminations, withdrawals and annuity payments	(15,723)	(3,353)	(3,514)
Transfers between subaccounts, net	(670)	(16)	1,337
Maintenance charges and mortality adjustments	(547)	(351)	(19)

Increase (decrease) in net assets from contract transactions	(16,395)	(3,345)	(2,196)

Total increase (decrease) in net assets	12,328	26,541	(1,138)

Net assets as of December 31, 2024	$234,552	$348,535	$23,930

Investment income (loss):
Dividend distributions	1,947	6,415	630
Investment Expenses:
Mortality and expense risk and administrative charges	(1,391)	(2,527)	(177)
Net investment income (loss)	556	3,888	453
Increase (decrease) in net assets from operations:
Capital gain distributions	12,347	36,273	—
Realized capital gain (loss) on investments	18,917	500	(48)
Change in unrealized appreciation (depreciation)	(2,215)	2,369	1,373

Net gain (loss) on investments	29,049	39,142	1,325

Net increase (decrease) in net assets from operations	29,605	43,030	1,778

Contract owner transactions:
Variable annuity deposits	16,964	390	—
Terminations, withdrawals and annuity payments	(93,862)	(38,687)	(2,067)
Transfers between subaccounts, net	(904)	—	463
Maintenance charges and mortality adjustments	(132)	(50)	(19)

Increase (decrease) in net assets from contract transactions	(77,934)	(38,347)	(1,623)

Total increase (decrease) in net assets	(48,329)	4,683	155

Net assets as of December 31, 2025	$186,223	$353,218	$24,085

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	NAA All Cap Value Series
Net assets as of December 31, 2023	$215,142	$117,266	$284,983

Investment income (loss):
Dividend distributions	2,771	2,597	4,475
Investment Expenses:
Mortality and expense risk and administrative charges	(1,595)	(889)	(2,005)

Net investment income (loss)	1,176	1,708	2,470

Increase (decrease) in net assets from operations:
Capital gain distributions	3,813	753	14,183
Realized capital gain (loss) on investments	3,874	(321)	22,660
Change in unrealized appreciation (depreciation)	14,728	5,957	(10,012)

Net gain (loss) on investments	22,415	6,389	26,831

Net increase (decrease) in net assets from operations	23,591	8,097	29,301

Contract owner transactions:
Variable annuity deposits	—	125	—
Terminations, withdrawals and annuity payments	(48,251)	(7,189)	(133,208)
Transfers between subaccounts, net	(35)	(26)	(20,764)
Maintenance charges and mortality adjustments	(865)	(271)	(825)

Increase (decrease) in net assets from contract transactions	(49,151)	(7,361)	(154,797)

Total increase (decrease) in net assets	(25,560)	736	(125,496)

Net assets as of December 31, 2024	$189,582	$118,002	$159,487

Investment income (loss):
Dividend distributions	2,324	1,784	2,174
Investment Expenses:
Mortality and expense risk and administrative charges	(1,247)	(646)	(1,122)
Net investment income (loss)	1,077	1,138	1,052
Increase (decrease) in net assets from operations:
Capital gain distributions	11,670	6,266	31,919
Realized capital gain (loss) on investments	3,865	(1,055)	3,351
Change in unrealized appreciation (depreciation)	8,060	1,589	(18,793)

Net gain (loss) on investments	23,595	6,800	16,477

Net increase (decrease) in net assets from operations	24,672	7,938	17,529

Contract owner transactions:
Variable annuity deposits	—	130	—
Terminations, withdrawals and annuity payments	(44,716)	(44,356)	(22,021)
Transfers between subaccounts, net	(26)	—	(806)
Maintenance charges and mortality adjustments	(516)	(44)	(101)

Increase (decrease) in net assets from contract transactions	(45,258)	(44,270)	(22,928)

Total increase (decrease) in net assets	(20,586)	(36,332)	(5,399)

Net assets as of December 31, 2025	$168,996	$81,670	$154,088

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Large Cap Value Series	NAA Large Core Series	NAA Large Growth Series
Net assets as of December 31, 2023	$655,522	$578,704	$191,214

Investment income (loss):
Dividend distributions	11,981	21,179	6,807
Investment Expenses:
Mortality and expense risk and administrative charges	(5,199)	(5,401)	(1,776)

Net investment income (loss)	6,782	15,778	5,031

Increase (decrease) in net assets from operations:
Capital gain distributions	49,342	—	—
Realized capital gain (loss) on investments	20,960	21,302	5,548
Change in unrealized appreciation (depreciation)	8,807	108,721	50,419

Net gain (loss) on investments	79,109	130,023	55,967

Net increase (decrease) in net assets from operations	85,891	145,801	60,998

Contract owner transactions:
Variable annuity deposits	3,280	9,663	2,608
Terminations, withdrawals and annuity payments	(130,835)	(101,438)	(25,618)
Transfers between subaccounts, net	(2,938)	25,415	34,941
Maintenance charges and mortality adjustments	(604)	(1,146)	(1,280)

Increase (decrease) in net assets from contract transactions	(131,097)	(67,506)	10,651

Total increase (decrease) in net assets	(45,206)	78,295	71,649

Net assets as of December 31, 2024	$610,316	$656,999	$262,863

Investment income (loss):
Dividend distributions	9,888	17,414	4,780
Investment Expenses:
Mortality and expense risk and administrative charges	(4,560)	(5,199)	(1,715)

Net investment income (loss)	5,328	12,215	3,065

Increase (decrease) in net assets from operations:
Capital gain distributions	114,905	115,172	40,142
Realized capital gain (loss) on investments	7,712	29,465	23,451
Change in unrealized appreciation (depreciation)	(53,705)	(66,713)	(34,534)

Net gain (loss) on investments	68,912	77,924	29,059

Net increase (decrease) in net assets from operations	74,240	90,139	32,124

Contract owner transactions:
Variable annuity deposits	3,620	10,523	2,209
Terminations, withdrawals and annuity payments	(59,210)	(114,858)	(56,641)
Transfers between subaccounts, net	(19,371)	(8,359)	(31,262)
Maintenance charges and mortality adjustments	(1,199)	(810)	(1,897)

Increase (decrease) in net assets from contract transactions	(76,160)	(113,504)	(87,591)

Total increase (decrease) in net assets	(1,920)	(23,365)	(55,467)

Net assets as of December 31, 2025	$608,396	$633,634	$207,396

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Mid Growth Series	NAA Small Cap Value Series	NAA Small Growth Series
Net assets as of December 31, 2023	$2,665,245	$396,377	$1,059,957

Investment income (loss):
Dividend distributions	72,367	4,219	33,079
Investment Expenses:
Mortality and expense risk and administrative charges	(19,220)	(2,841)	(8,392)

Net investment income (loss)	53,147	1,378	24,687

Increase (decrease) in net assets from operations:
Capital gain distributions	—	15,552	—
Realized capital gain (loss) on investments	(24,454)	4,136	(6,135)
Change in unrealized appreciation (depreciation)	360,802	4,909	105,150

Net gain (loss) on investments	336,348	24,597	99,015

Net increase (decrease) in net assets from operations	389,495	25,975	123,702

Contract owner transactions:
Variable annuity deposits	11,993	7,433	693
Terminations, withdrawals and annuity payments	(809,334)	(52,623)	(29,172)
Transfers between subaccounts, net	(98,334)	(13,940)	(4,336)
Maintenance charges and mortality adjustments	(11,094)	(1,531)	(6,183)

Increase (decrease) in net assets from contract transactions	(906,769)	(60,661)	(38,998)

Total increase (decrease) in net assets	(517,274)	(34,686)	84,704

Net assets as of December 31, 2024	$2,147,971	$361,691	$1,144,661

Investment income (loss):
Dividend distributions	44,062	3,026	20,878
Investment Expenses:
Mortality and expense risk and administrative charges	(13,889)	(2,149)	(7,285)

Net investment income (loss)	30,173	877	13,593

Increase (decrease) in net assets from operations:
Capital gain distributions	67,918	56,632	—
Realized capital gain (loss) on investments	7,363	(7,077)	(20,420)
Change in unrealized appreciation (depreciation)	(87,754)	(52,566)	63,227

Net gain (loss) on investments	(12,473)	(3,011)	42,807

Net increase (decrease) in net assets from operations	17,700	(2,134)	56,400

Contract owner transactions:
Variable annuity deposits	34,078	5,349	13,731
Terminations, withdrawals and annuity payments	(671,776)	(102,911)	(494,764)
Transfers between subaccounts, net	80,870	(12,524)	(25,640)
Maintenance charges and mortality adjustments	(7,608)	(1,289)	(4,416)

Increase (decrease) in net assets from contract transactions	(564,436)	(111,375)	(511,089)

Total increase (decrease) in net assets	(546,736)	(113,509)	(454,689)

Net assets as of December 31, 2025	$1,601,235	$248,182	$689,972

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Smid-Cap Value Series	NAA World Equity Income Series	Neuberger Berman AMT Quality Equity Portfolio(a)
Net assets as of December 31, 2023	$1,226,092	$629,419	$580,616

Investment income (loss):
Dividend distributions	15,735	17,439	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,145)	(4,879)	(4,830)

Net investment income (loss)	6,590	12,560	(4,830)

Increase (decrease) in net assets from operations:
Capital gain distributions	32,078	—	31,091
Realized capital gain (loss) on investments	31,645	29,104	28,181
Change in unrealized appreciation (depreciation)	29,754	31,649	84,022

Net gain (loss) on investments	93,477	60,753	143,294

Net increase (decrease) in net assets from operations	100,067	73,313	138,464

Contract owner transactions:
Variable annuity deposits	16,979	—	—
Terminations, withdrawals and annuity payments	(197,470)	(87,844)	(39,641)
Transfers between subaccounts, net	(972)	(12,499)	(22,971)
Maintenance charges and mortality adjustments	(2,403)	(1,935)	(1,913)

Increase (decrease) in net assets from contract transactions	(183,866)	(102,278)	(64,525)

Total increase (decrease) in net assets	(83,799)	(28,965)	73,939

Net assets as of December 31, 2024	$1,142,293	$600,454	$654,555

Investment income (loss):
Dividend distributions	12,024	10,428	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,106)	(4,232)	(4,302)

Net investment income (loss)	3,918	6,196	(4,302)

Increase (decrease) in net assets from operations:
Capital gain distributions	260,025	87,350	31,938
Realized capital gain (loss) on investments	774	35,551	67,530
Change in unrealized appreciation (depreciation)	(198,528)	(18,560)	(30,558)

Net gain (loss) on investments	62,271	104,341	68,910

Net increase (decrease) in net assets from operations	66,189	110,537	64,608

Contract owner transactions:
Variable annuity deposits	24,443	—	—
Terminations, withdrawals and annuity payments	(290,133)	(170,655)	(157,531)
Transfers between subaccounts, net	10,327	(14,227)	(4,498)
Maintenance charges and mortality adjustments	(2,054)	(1,376)	(1,615)

Increase (decrease) in net assets from contract transactions	(257,417)	(186,258)	(163,644)

Total increase (decrease) in net assets	(191,228)	(75,721)	(99,036)

Net assets as of December 31, 2025	$951,065	$524,733	$555,519

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Asset Strategy Series(a)	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy
Net assets as of December 31, 2023	$76,650	$101,054	$181,873

Investment income (loss):
Dividend distributions	1,354	5,460	3,853
Investment Expenses:
Mortality and expense risk and administrative charges	(587)	(839)	(1,394)

Net investment income (loss)	767	4,621	2,459

Increase (decrease) in net assets from operations:
Capital gain distributions	2,691	—	—
Realized capital gain (loss) on investments	1,255	(3,180)	(5,802)
Change in unrealized appreciation (depreciation)	3,826	704	8,835

Net gain (loss) on investments	7,772	(2,476)	3,033

Net increase (decrease) in net assets from operations	8,539	2,145	5,492

Contract owner transactions:
Variable annuity deposits	900	—	554
Terminations, withdrawals and annuity payments	(15,092)	(20,921)	(18,636)
Transfers between subaccounts, net	(19)	929	5,997
Maintenance charges and mortality adjustments	(191)	(436)	(512)

Increase (decrease) in net assets from contract transactions	(14,402)	(20,428)	(12,597)

Total increase (decrease) in net assets	(5,863)	(18,283)	(7,105)

Net assets as of December 31, 2024	$70,787	$82,771	$174,768

Investment income (loss):
Dividend distributions	954	3,971	4,896
Investment Expenses:
Mortality and expense risk and administrative charges	(563)	(828)	(1,360)

Net investment income (loss)	391	3,143	3,536

Increase (decrease) in net assets from operations:
Capital gain distributions	5,052	—	—
Realized capital gain (loss) on investments	489	(784)	(6,776)
Change in unrealized appreciation (depreciation)	5,032	8,027	31,902

Net gain (loss) on investments	10,573	7,243	25,126

Net increase (decrease) in net assets from operations	10,964	10,386	28,662

Contract owner transactions:
Variable annuity deposits	—	—	3,367
Terminations, withdrawals and annuity payments	(3,128)	(4,132)	(38,620)
Transfers between subaccounts, net	(52)	(495)	341
Maintenance charges and mortality adjustments	(135)	(425)	(448)

Increase (decrease) in net assets from contract transactions	(3,315)	(5,052)	(35,360)

Total increase (decrease) in net assets	7,649	5,334	(6,698)

Net assets as of December 31, 2025	$78,436	$88,105	$168,070

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Emerging Markets Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration
Net assets as of December 31, 2023	$28,995	$319,725	$279,960

Investment income (loss):
Dividend distributions	2,184	8,709	9,848
Investment Expenses:
Mortality and expense risk and administrative charges	(290)	(1,912)	(1,917)

Net investment income (loss)	1,894	6,797	7,931

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	239	(7,853)	(3,160)
Change in unrealized appreciation (depreciation)	401	11,420	4,059

Net gain (loss) on investments	640	3,567	899

Net increase (decrease) in net assets from operations	2,534	10,364	8,830

Contract owner transactions:
Variable annuity deposits	—	—	3,288
Terminations, withdrawals and annuity payments	(522)	(95,402)	(66,791)
Transfers between subaccounts, net	(603)	(38,220)	5,849
Maintenance charges and mortality adjustments	(147)	(1,460)	(1,517)

Increase (decrease) in net assets from contract transactions	(1,272)	(135,082)	(59,171)

Total increase (decrease) in net assets	1,262	(124,718)	(50,341)

Net assets as of December 31, 2024	$30,257	$195,007	$229,619

Investment income (loss):
Dividend distributions	1,607	6,678	7,750
Investment Expenses:
Mortality and expense risk and administrative charges	(176)	(1,490)	(1,534)

Net investment income (loss)	1,431	5,188	6,216

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,639)	(1,009)	(2,148)
Change in unrealized appreciation (depreciation)	3,300	1,731	5,071

Net gain (loss) on investments	1,661	722	2,923

Net increase (decrease) in net assets from operations	3,092	5,910	9,139

Contract owner transactions:
Variable annuity deposits	—	5,907	—
Terminations, withdrawals and annuity payments	(10,612)	(24,984)	(32,436)
Transfers between subaccounts, net	333	3,119	(25,427)
Maintenance charges and mortality adjustments	(66)	(826)	(1,140)

Increase (decrease) in net assets from contract transactions	(10,345)	(16,784)	(59,003)

Total increase (decrease) in net assets	(7,253)	(10,874)	(49,864)

Net assets as of December 31, 2025	$23,004	$184,133	$179,755

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Real Return	PIMCO VIT Total Return	Putnam VT Small Cap Value
Net assets as of December 31, 2023	$1,000,165	$405,561	$20,835

Investment income (loss):
Dividend distributions	25,636	14,570	198
Investment Expenses:
Mortality and expense risk and administrative charges	(7,439)	(2,805)	(161)

Net investment income (loss)	18,197	11,765	37

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	962
Realized capital gain (loss) on investments	(12,525)	(11,613)	(20)
Change in unrealized appreciation (depreciation)	8,736	6,009	144

Net gain (loss) on investments	(3,789)	(5,604)	1,086

Net increase (decrease) in net assets from operations	14,408	6,161	1,123

Contract owner transactions:
Variable annuity deposits	16,499	2,413	—
Terminations, withdrawals and annuity payments	(130,049)	(73,467)	(2)
Transfers between subaccounts, net	21,608	321	3
Maintenance charges and mortality adjustments	(2,978)	(3,487)	(16)

Increase (decrease) in net assets from contract transactions	(94,920)	(74,220)	(15)

Total increase (decrease) in net assets	(80,512)	(68,059)	1,108

Net assets as of December 31, 2024	$919,653	$337,502	$21,943

Investment income (loss):
Dividend distributions	28,758	12,948	145
Investment Expenses:
Mortality and expense risk and administrative charges	(6,629)	(2,434)	(162)

Net investment income (loss)	22,129	10,514	(17)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,985
Realized capital gain (loss) on investments	(11,619)	(10,615)	(90)
Change in unrealized appreciation (depreciation)	50,270	24,786	(904)

Net gain (loss) on investments	38,651	14,171	991

Net increase (decrease) in net assets from operations	60,780	24,685	974

Contract owner transactions:
Variable annuity deposits	14,185	480	—
Terminations, withdrawals and annuity payments	(171,471)	(63,500)	(1)
Transfers between subaccounts, net	7,363	9,731	(261)
Maintenance charges and mortality adjustments	(1,446)	(1,626)	(15)

Increase (decrease) in net assets from contract transactions	(151,369)	(54,915)	(277)

Total increase (decrease) in net assets	(90,589)	(30,230)	697

Net assets as of December 31, 2025	$829,064	$307,272	$22,640

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Royce Micro-Cap	T. Rowe Price Health Sciences	Templeton Developing Markets VIP Fund
Net assets as of December 31, 2023	$169,206	$1,481,854	$168,117

Investment income (loss):
Dividend distributions	—	—	4,651
Investment Expenses:
Mortality and expense risk and administrative charges	(1,240)	(11,589)	(963)

Net investment income (loss)	(1,240)	(11,589)	3,688

Increase (decrease) in net assets from operations:
Capital gain distributions	11,392	131,315	894
Realized capital gain (loss) on investments	(813)	22,127	(2,639)
Change in unrealized appreciation (depreciation)	9,934	(124,359)	5,555

Net gain (loss) on investments	20,513	29,083	3,810

Net increase (decrease) in net assets from operations	19,273	17,494	7,498

Contract owner transactions:
Variable annuity deposits	—	4,849	1,272
Terminations, withdrawals and annuity payments	(15,303)	(114,738)	(43,937)
Transfers between subaccounts, net	(5,693)	12,590	(11,626)
Maintenance charges and mortality adjustments	(198)	(6,085)	(264)
Increase (decrease) in net assets from contract transactions	(21,194)	(103,384)	(54,555)

Total increase (decrease) in net assets	(1,921)	(85,890)	(47,057)

Net assets as of December 31, 2024	$167,285	$1,395,964	$121,060

Investment income (loss):
Dividend distributions	—	—	742
Investment Expenses:
Mortality and expense risk and administrative charges	(1,123)	(9,156)	(975)

Net investment income (loss)	(1,123)	(9,156)	(233)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,832	38,406	2,314
Realized capital gain (loss) on investments	931	3,003	8,431
Change in unrealized appreciation (depreciation)	(4,322)	126,322	38,220

Net gain (loss) on investments	15,441	167,731	48,965

Net increase (decrease) in net assets from operations	14,318	158,575	48,732

Contract owner transactions:
Variable annuity deposits	16,814	7,929	—
Terminations, withdrawals and annuity payments	(68,859)	(468,300)	(38,037)
Transfers between subaccounts, net	(2,819)	(31,624)	7,493
Maintenance charges and mortality adjustments	(165)	(5,462)	(230)

Increase (decrease) in net assets from contract transactions	(55,029)	(497,457)	(30,774)

Total increase (decrease) in net assets	(40,711)	(338,882)	17,958

Net assets as of December 31, 2025	$126,574	$1,057,082	$139,018

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Templeton Global Bond VIP Fund	Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2023	$1,901,403	$23,075

Investment income (loss):
Dividend distributions	—	1,439
Investment Expenses:
Mortality and expense risk and administrative charges	(12,653)	(244)

Net investment income (loss)	(12,653)	1,195

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—
Realized capital gain (loss) on investments	(122,381)	(54)
Change in unrealized appreciation (depreciation)	(73,645)	153

Net gain (loss) on investments	(196,026)	99

Net increase (decrease) in net assets from operations	(208,679)	1,294

Contract owner transactions:
Variable annuity deposits	5,266	—
Terminations, withdrawals and annuity payments	(694,165)	—
Transfers between subaccounts, net	263,223	128
Maintenance charges and mortality adjustments	(9,330)	(75)

Increase (decrease) in net assets from contract transactions	(435,006)	53

Total increase (decrease) in net assets	(643,685)	1,347

Net assets as of December 31, 2024	$1,257,718	$24,422

Investment income (loss):
Dividend distributions	—	901
Investment Expenses:
Mortality and expense risk and administrative charges	(8,447)	(200)

Net investment income (loss)	(8,447)	701

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—
Realized capital gain (loss) on investments	(66,752)	(1,371)
Change in unrealized appreciation (depreciation)	243,317	2,464

Net gain (loss) on investments	176,565	1,093

Net increase (decrease) in net assets from operations	168,118	1,794

Contract owner transactions:
Variable annuity deposits	9,838	—
Terminations, withdrawals and annuity payments	(501,268)	(16,865)
Transfers between subaccounts, net	29,459	5,370
Maintenance charges and mortality adjustments	(6,553)	(84)

Increase (decrease) in net assets from contract transactions	(468,524)	(11,579)

Total increase (decrease) in net assets	(300,406)	(9,785)

Net assets as of December 31, 2025	$957,312	$14,637

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

Variable Annuity Account B (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for SecureDesigns and AdvanceDesigns are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Discovery Value Portfolio	B	AllianceBernstein LP	-
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	-
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS® International	Class 4	Capital Research and Management Company	-
American Funds IS® New World	Class 4	Capital Research and Management Company	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BNY Mellon IP MidCap Stock	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	-
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
ClearBridge Variable Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Fidelity® VIP Equity-Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Franklin Allocation VIP Fund	Class 4	Franklin Advisers, Inc	Templeton Global Advisors Ltd Franklin Templeton Institutional, LLC
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Partners Investment Mgmt LLC	-
Guggenheim VIF Global Managed Futures Strategy	-	Security Investors, LLC	-
Guggenheim VIF High Yield	-	Security Investors, LLC	-
Guggenheim VIF Multi-Hedge Strategies	-	Security Investors, LLC	-
Guggenheim VIF Total Return Bond	-	Security Investors, LLC	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	-
Invesco V.I. Core Plus Bond	Series II	Invesco Advisers, Inc	-
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	-
Invesco V.I. Global	Series II	Invesco Advisers, Inc	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	-
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	-
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	-
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	-
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Janus Henderson VIT Research	Service	Janus Capital Management LLC	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	-
LVIP American Century Mid Cap Value	Service Class	American Century Investment Management, Inc	-
LVIP American Century Ultra	Service Class	American Century Investment Management, Inc	-
LVIP American Century Value	Service Class	American Century Investment Management, Inc	-
LVIP JPMorgan Core Bond Fund	Service Class	J.P. Morgan Investment Management, Inc	-
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
NAA All Cap Value Series	-	Security Investors, LLC	-
NAA Large Cap Value Series	-	Security Investors, LLC	-
NAA Large Core Series	-	Security Investors, LLC	-
NAA Large Growth Series	-	Security Investors, LLC	-
NAA Mid Growth Series	-	Security Investors, LLC	-
NAA Small Cap Value Series	-	Security Investors, LLC	-
NAA Small Growth Series	-	Security Investors, LLC	-
NAA Smid-Cap Value Series	-	Security Investors, LLC	-
NAA World Equity Income Series	-	Security Investors, LLC	-
Neuberger Berman AMT Quality Equity Portfolio	Class S	Neuberger Berman Investment Advisers LLC	-
Nomura VIP Asset Strategy Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	-
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Royce Micro-Cap	Investment	Royce & Associates, LP	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	-
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Eighty-six subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

The Account has one underlying fund, BlackRock High Yield V.I., that pays dividends on the first of each month. The daily dividend amount is accumulated and the balance is recognised on the Statements of Net Assets as Investment Income Receivable.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
July 28, 2025	Neuberger Berman AMT Quality Equity Portfolio	Neuberger Berman AMT Sustainable Equity
December 1, 2025	Nomura VIP Asset Strategy Series	Macquarie VIP Asset Strategy

Investment Valuation

Investments in mutual fund shares are carried in the Statements of Net Assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2025 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Discovery Value Portfolio	$28,145	$14,404
AB VPS Dynamic Asset Allocation	371	7,631
American Funds IS® Asset Allocation	137,212	167,905
American Funds IS® Capital World Bond	10,038	9,198
American Funds IS® Global Growth	366,309	851,825
American Funds IS® Growth-Income	377,075	257,662
American Funds IS® International	11,844	103,043
American Funds IS® New World	9,580	43,108
BlackRock Equity Dividend V.I.	308,136	250,801
BlackRock Global Allocation V.I.	26,515	47,388
BlackRock High Yield V.I.	37,358	47,431
BNY Mellon IP MidCap Stock	12,607	13,523
BNY Mellon IP Small Cap Stock Index	134,134	262,389
BNY Mellon IP Technology Growth	1,116,605	855,371
BNY Mellon VIF Appreciation	90,957	30,725
ClearBridge Variable Growth	103,395	474,580
ClearBridge Variable Small Cap Growth	45,751	47,946
Fidelity® VIP Equity-Income	59,120	150,889
Fidelity® VIP Growth & Income	185,489	38,864
Fidelity® VIP Growth Opportunities	120,138	1,024,448
Fidelity® VIP High Income	42,416	153,051
Fidelity® VIP Overseas	54,966	137,473
Franklin Allocation VIP Fund	7,245	8,408
Franklin Income VIP Fund	43,963	72,313
Franklin Mutual Global Discovery VIP Fund	153,360	118,063
Franklin Small Cap Value VIP Fund	29,324	45,952
Franklin Strategic Income VIP Fund	6,868	8,182
Guggenheim VIF Floating Rate Strategies	103,364	344,329
Guggenheim VIF Global Managed Futures Strategy	4,148	60,738
Guggenheim VIF High Yield	55,583	235,725
Guggenheim VIF Multi-Hedge Strategies	1,555	1,063
Guggenheim VIF Total Return Bond	112,340	539,588

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. American Value	$65,103	$21,991
Invesco V.I. Comstock	24,168	23,135
Invesco V.I. Core Plus Bond	19,942	65,403
Invesco V.I. Discovery Mid Cap Growth	42,789	122,154
Invesco V.I. Equity and Income	81,726	109,461
Invesco V.I. EVQ International Equity Fund	44,286	117,381
Invesco V.I. Global	101,377	155,925
Invesco V.I. Global Real Estate	29,337	137,684
Invesco V.I. Government Money Market	183,619	206,680
Invesco V.I. Government Securities	36,903	192,350
Invesco V.I. Health Care	28,532	65,812
Invesco V.I. Main Street Mid Cap Fund®	24,955	48,675
Invesco V.I. Main Street Small Cap Fund®	35,967	81,573
Janus Henderson VIT Enterprise	233,212	858,677
Janus Henderson VIT Research	122,765	208,616
Lord Abbett Series Bond-Debenture VC	5,100	34,940
Lord Abbett Series Developing Growth VC	17,523	47,725
LVIP American Century Mid Cap Value	128,618	44,875
LVIP American Century Ultra	1,080,830	2,358,525
LVIP American Century Value	998,723	1,313,121
LVIP JPMorgan Core Bond Fund	20,828	39,869
MFS® VIT II Research International	24,183	111,887
MFS® VIT Total Return	105,429	177,347
MFS® VIT Utilities	49,155	76,326
Morgan Stanley VIF Emerging Markets Equity	42,240	101,129
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	32,708	97,739
Morningstar Balanced ETF Asset Allocation Portfolio	42,791	40,977
Morningstar Conservative ETF Asset Allocation Portfolio	2,155	3,325
Morningstar Growth ETF Asset Allocation Portfolio	13,993	46,504
Morningstar Income and Growth ETF Asset Allocation Portfolio	8,091	44,957
NAA All Cap Value Series	36,064	26,021
NAA Large Cap Value Series	146,130	102,057
NAA Large Core Series	155,957	142,074
NAA Large Growth Series	47,219	91,603
NAA Mid Growth Series	273,174	739,519
NAA Small Cap Value Series	99,133	152,999
NAA Small Growth Series	37,178	534,674
NAA Smid-Cap Value Series	319,511	312,985
NAA World Equity Income Series	106,447	199,159
Neuberger Berman AMT Quality Equity Portfolio (a)	38,141	174,149
Nomura VIP Asset Strategy Series (a)	6,476	4,348
PIMCO VIT All Asset	4,102	6,011
PIMCO VIT CommodityRealReturn Strategy	23,533	55,357
PIMCO VIT Emerging Markets Bond	1,942	10,856
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	17,430	29,026
PIMCO VIT Low Duration	13,662	66,449

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
PIMCO VIT Real Return	$57,313	$186,553
PIMCO VIT Total Return	42,189	86,590
Putnam VT Small Cap Value	2,209	518
Royce Micro-Cap	42,364	79,684
T. Rowe Price Health Sciences	88,496	556,703
Templeton Developing Markets VIP Fund	26,678	55,371
Templeton Global Bond VIP Fund	147,093	624,064
Western Asset Variable Global High Yield Bond	9,888	20,766

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the Statements of Net Assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2025, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2025.

Segment Disclosures

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

Variable Annuity Account B

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.70% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.70% of the contract value.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio	1,204	(1,054)	150	460	(885)	(425)
AB VPS Dynamic Asset Allocation	60	(698)	(638)	89	(2,054)	(1,965)
American Funds IS® Asset Allocation	4,012	(10,659)	(6,647)	4,408	(48,196)	(43,788)
American Funds IS® Capital World Bond	1,536	(1,320)	216	368	(102)	266
American Funds IS® Global Growth	7,514	(42,022)	(34,508)	11,838	(52,610)	(40,772)
American Funds IS® Growth-Income	6,819	(10,419)	(3,600)	2,313	(5,669)	(3,356)
American Funds IS® International	1,700	(9,736)	(8,036)	4,768	(1,401)	3,367
American Funds IS® New World	610	(3,450)	(2,840)	486	(4,654)	(4,168)
BlackRock Equity Dividend V.I.	14,140	(13,707)	433	4,522	(15,466)	(10,944)
BlackRock Global Allocation V.I.	565	(3,911)	(3,346)	1,022	(9,546)	(8,524)
BlackRock High Yield V.I.	2,761	(4,226)	(1,465)	1,918	(1,341)	577
BNY Mellon IP MidCap Stock	397	(917)	(520)	750	(1,310)	(560)
BNY Mellon IP Small Cap Stock Index	4,581	(16,951)	(12,370)	6,678	(16,891)	(10,213)
BNY Mellon IP Technology Growth	2,159	(17,814)	(15,655)	2,802	(6,365)	(3,563)
BNY Mellon VIF Appreciation	2,076	(1,398)	678	2,305	(3,536)	(1,231)
ClearBridge Variable Growth	1,384	(23,286)	(21,902)	2,872	(6,688)	(3,816)
ClearBridge Variable Small Cap Growth	1,232	(1,797)	(565)	2,787	(1,058)	1,729
Fidelity® VIP Equity-Income	2,313	(8,458)	(6,145)	8,417	(7,680)	737
Fidelity® VIP Growth & Income	3,778	(1,353)	2,425	3,760	(6,789)	(3,029)
Fidelity® VIP Growth Opportunities	3,595	(23,721)	(20,126)	2,101	(6,806)	(4,705)
Fidelity® VIP High Income	2,479	(14,910)	(12,431)	2,411	(1,437)	974
Fidelity® VIP Overseas	2,862	(10,418)	(7,556)	2,892	(11,372)	(8,480)
Franklin Allocation VIP Fund	393	(655)	(262)	622	(14,207)	(13,585)
Franklin Income VIP Fund	2,315	(5,574)	(3,259)	2,969	(15,164)	(12,195)
Franklin Mutual Global Discovery VIP Fund	4,177	(7,729)	(3,552)	5,733	(8,610)	(2,877)
Franklin Small Cap Value VIP Fund	1,239	(2,562)	(1,323)	669	(3,194)	(2,525)
Franklin Strategic Income VIP Fund	698	(937)	(239)	852	(6,281)	(5,429)
Guggenheim VIF Floating Rate Strategies	3,957	(34,277)	(30,320)	4,367	(8,985)	(4,618)

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Guggenheim VIF Global Managed Futures Strategy	917	(13,172)	(12,255)	490	(74)	416
Guggenheim VIF High Yield	937	(8,305)	(7,368)	5,509	(5,645)	(136)
Guggenheim VIF Multi-Hedge Strategies	344	(126)	218	756	(7,386)	(6,630)
Guggenheim VIF Total Return Bond	9,903	(53,867)	(43,964)	13,321	(15,148)	(1,827)
Invesco V.I. American Value	4,317	(1,477)	2,840	179	(13,861)	(13,682)
Invesco V.I. Comstock	284	(998)	(714)	2,789	(9,866)	(7,077)
Invesco V.I. Core Plus Bond	1,902	(6,738)	(4,836)	953	(7,781)	(6,828)
Invesco V.I. Discovery Mid Cap Growth	1,429	(6,211)	(4,782)	1,948	(7,082)	(5,134)
Invesco V.I. Equity and Income	2,795	(5,535)	(2,740)	3,467	(8,958)	(5,491)
Invesco V.I. EVQ International Equity Fund	1,914	(6,854)	(4,940)	1,812	(3,192)	(1,380)
Invesco V.I. Global	1,185	(8,564)	(7,379)	1,267	(8,210)	(6,943)
Invesco V.I. Global Real Estate	1,928	(7,782)	(5,854)	2,420	(5,349)	(2,929)
Invesco V.I. Government Money Market	21,315	(24,042)	(2,727)	120,149	(49,189)	70,960
Invesco V.I. Government Securities	5,415	(26,429)	(21,014)	13,442	(17,067)	(3,625)
Invesco V.I. Health Care	1,037	(2,496)	(1,459)	810	(1,093)	(283)
Invesco V.I. Main Street Mid Cap Fund®	795	(1,878)	(1,083)	383	(2,346)	(1,963)
Invesco V.I. Main Street Small Cap Fund®	601	(2,022)	(1,421)	704	(1,041)	(337)
Janus Henderson VIT Enterprise	3,562	(27,279)	(23,717)	4,272	(5,717)	(1,445)
Janus Henderson VIT Research	1,986	(6,177)	(4,191)	2,816	(5,445)	(2,629)
Lord Abbett Series Bond-Debenture VC	290	(3,521)	(3,231)	457	(6,555)	(6,098)
Lord Abbett Series Developing Growth VC	1,642	(2,622)	(980)	720	(1,399)	(679)
LVIP American Century Mid Cap Value	4,349	(2,009)	2,340	1,346	(3,519)	(2,173)
LVIP American Century Ultra	17,674	(49,020)	(31,346)	4,864	(31,595)	(26,731)
LVIP American Century Value	34,244	(44,560)	(10,316)	4,478	(6,997)	(2,519)
LVIP JPMorgan Core Bond Fund	2,594	(4,940)	(2,346)	594	(1,056)	(462)
MFS® VIT II Research International	2,642	(9,872)	(7,230)	1,252	(7,543)	(6,291)
MFS® VIT Total Return	3,463	(10,968)	(7,505)	9,848	(14,174)	(4,326)
MFS® VIT Utilities	1,955	(3,708)	(1,753)	3,747	(6,079)	(2,332)
Morgan Stanley VIF Emerging Markets Equity	5,203	(12,486)	(7,283)	12,347	(10,477)	1,870

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,487	(6,437)	(4,950)	517	(1,236)	(719)
Morningstar Balanced ETF Asset Allocation Portfolio	853	(3,334)	(2,481)	916	(329)	587
Morningstar Conservative ETF Asset Allocation Portfolio	254	(363)	(109)	244	(417)	(173)
Morningstar Growth ETF Asset Allocation Portfolio	352	(3,373)	(3,021)	479	(3,730)	(3,251)
Morningstar Income and Growth ETF Asset Allocation Portfolio	255	(4,395)	(4,140)	364	(751)	(387)
NAA All Cap Value Series	257	(996)	(739)	681	(6,437)	(5,756)
NAA Large Cap Value Series	1,910	(4,714)	(2,804)	1,614	(6,837)	(5,223)
NAA Large Core Series	2,378	(7,609)	(5,231)	4,106	(6,634)	(2,528)
NAA Large Growth Series	427	(3,880)	(3,453)	2,661	(1,804)	857
NAA Mid Growth Series	11,208	(36,649)	(25,441)	7,482	(49,864)	(42,382)
NAA Small Cap Value Series	1,196	(3,829)	(2,633)	560	(1,794)	(1,234)
NAA Small Growth Series	3,775	(41,770)	(37,995)	2,998	(3,523)	(525)
NAA Smid-Cap Value Series	1,808	(6,587)	(4,779)	2,375	(5,497)	(3,122)
NAA World Equity Income Series	1,756	(12,977)	(11,221)	5,642	(11,570)	(5,928)
Neuberger Berman AMT Quality Equity Portfolio(a)	576	(4,111)	(3,535)	723	(1,877)	(1,154)
Nomura VIP Asset Strategy Series(a)	234	(323)	(89)	296	(1,411)	(1,115)
PIMCO VIT All Asset	194	(386)	(192)	263	(1,566)	(1,303)
PIMCO VIT CommodityRealReturn Strategy	4,599	(10,308)	(5,709)	2,633	(4,139)	(1,506)
PIMCO VIT Emerging Markets Bond	91	(976)	(885)	2,002	(1,978)	24
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	1,544	(2,572)	(1,028)	2,154	(14,163)	(12,009)
PIMCO VIT Low Duration	1,609	(8,672)	(7,063)	2,259	(9,261)	(7,002)
PIMCO VIT Real Return	5,765	(18,251)	(12,486)	7,286	(13,776)	(6,490)
PIMCO VIT Total Return	4,863	(10,460)	(5,597)	1,641	(9,570)	(7,929)
Putnam VT Small Cap Value	49	(24)	25	44	(2)	42

(a) Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Royce Micro-Cap	1,949	(5,462)	(3,513)	475	(1,693)	(1,218)
T. Rowe Price Health Sciences	4,921	(29,743)	(24,822)	4,347	(7,098)	(2,751)
Templeton Developing Markets VIP Fund	2,496	(4,895)	(2,399)	981	(6,691)	(5,710)
Templeton Global Bond VIP Fund	31,886	(104,340)	(72,454)	55,542	(121,962)	(66,420)
Western Asset Variable Global High Yield Bond	921	(1,948)	(1,027)	80	(7)	73

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2025 were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Discovery Value Portfolio
2025	9,934	14.40	14.40	143,066	0.54	0.75	0.75	(1.17)	(1.17)
2024	9,784	14.57	14.57	142,541	0.01	0.75	0.75	5.66	5.66
2023	10,209	13.79	13.79	140,749	0.01	0.75	0.75	12.57	12.57
2022	10,077	12.25	12.25	123,412	0.01	0.75	0.75	(18.87)	(18.87)
2021	9,983	15.10	15.10	150,748	0.01	0.75	0.75	30.62	30.62
AB VPS Dynamic Asset Allocation
2025	1,559	10.90	10.90	17,012	1.90	0.75	0.75	9.00	9.00
2024	2,197	10.00	10.00	21,982	0.01	0.75	0.75	6.38	6.38
2023	4,162	9.40	9.40	39,137	0.01	0.75	0.75	9.30	9.30
2022	4,167	8.60	8.60	35,844	0.02	0.75	0.75	(21.68)	(21.68)
2021	4,217	10.98	10.98	46,311	0.02	0.75	0.75	5.27	5.27
American Funds IS® Asset Allocation
2025	78,856	16.85	16.85	1,328,728	1.76	0.75	0.75	11.29	11.29
2024	85,503	15.14	15.14	1,294,169	0.02	0.75	0.75	11.82	11.82
2023	129,291	13.54	13.54	1,749,919	0.02	0.75	0.75	9.90	9.90
2022	165,172	12.32	12.32	2,035,540	0.02	0.75	0.75	(16.87)	(16.87)
2021	191,076	14.82	14.82	2,831,316	0.01	0.75	0.75	10.60	10.60
American Funds IS® Capital World Bond
2025	10,119	6.61	6.61	66,898	2.89	0.75	0.75	5.09	5.09
2024	9,903	6.29	6.29	62,348	0.02	0.75	0.75	(6.95)	(6.95)
2023	9,637	6.76	6.76	65,162	—	0.75	0.75	1.96	1.96
2022	9,556	6.63	6.63	63,352	0.00	0.75	0.75	(20.88)	(20.88)
2021	16,906	8.38	8.38	141,604	0.02	0.75	0.75	(8.62)	(8.62)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Global Growth
2025	80,935	22.01	22.01	1,782,185	1.08	0.75	0.75	16.89	16.89
2024	115,443	18.83	18.83	2,175,058	0.01	0.75	0.75	9.16	9.16
2023	156,215	17.25	17.25	2,694,981	0.01	0.75	0.75	17.83	17.83
2022	162,629	14.64	14.64	2,381,690	0.00	0.75	0.75	(27.67)	(27.67)
2021	161,487	20.24	20.24	3,269,653	0.00	0.75	0.75	11.82	11.82
American Funds IS® Growth-Income
2025	61,197	25.46	25.46	1,557,644	0.72	0.75	0.75	13.41	13.41
2024	64,797	22.45	22.45	1,454,107	0.01	0.75	0.75	19.35	19.35
2023	68,153	18.81	18.81	1,281,527	0.01	0.75	0.75	21.20	21.20
2022	71,075	15.52	15.52	1,102,701	0.01	0.75	0.75	(19.75)	(19.75)
2021	76,205	19.34	19.34	1,473,460	0.01	0.75	0.75	19.24	19.24
American Funds IS® International
2025	19,229	11.37	11.37	218,579	0.99	0.75	0.75	21.73	21.73
2024	27,265	9.34	9.34	254,605	0.01	0.75	0.75	(0.85)	(0.85)
2023	23,898	9.42	9.42	225,114	0.01	0.75	0.75	11.35	11.35
2022	30,786	8.46	8.46	260,567	0.01	0.75	0.75	(23.99)	(23.99)
2021	31,954	11.13	11.13	355,484	0.02	0.75	0.75	(5.28)	(5.28)
American Funds IS® New World
2025	6,472	13.63	13.63	88,263	0.81	0.75	0.75	23.13	23.13
2024	9,312	11.07	11.07	103,068	0.01	0.75	0.75	2.41	2.41
2023	13,480	10.81	10.81	145,661	0.01	0.75	0.75	11.44	11.44
2022	15,777	9.70	9.70	152,989	0.01	0.75	0.75	(25.10)	(25.10)
2021	15,886	12.95	12.95	205,679	0.01	0.75	0.75	0.78	0.78
BlackRock Equity Dividend V.I.
2025	41,086	19.48	19.48	800,423	2.03	0.75	0.75	16.86	16.86
2024	40,653	16.67	16.67	677,740	0.02	0.75	0.75	5.64	5.64
2023	51,597	15.78	15.78	814,126	0.02	0.75	0.75	7.86	7.86
2022	54,891	14.63	14.63	802,922	0.01	0.75	0.75	(7.64)	(7.64)
2021	48,337	15.84	15.84	765,420	0.01	0.75	0.75	15.87	15.87

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Global Allocation V.I.
2025	14,434	13.07	13.07	188,619	3.81	0.75	0.75	15.05	15.05
2024	17,780	11.36	11.36	201,873	0.01	0.75	0.75	4.99	4.99
2023	26,304	10.82	10.82	284,681	0.02	0.75	0.75	8.31	8.31
2022	34,318	9.99	9.99	342,827	—	0.75	0.75	(19.17)	(19.17)
2021	41,315	12.36	12.36	510,550	0.01	0.75	0.75	2.49	2.49
BlackRock High Yield V.I.
2025	18,658	11.10	11.10	207,071	6.62	0.75	0.75	5.01	5.01
2024	20,123	10.57	10.57	212,568	0.07	0.75	0.75	3.93	3.93
2023	19,546	10.17	10.17	198,773	0.06	0.75	0.75	8.77	8.77
2022	19,988	9.35	9.35	186,885	0.05	0.75	0.75	(13.90)	(13.90)
2021	28,550	10.86	10.86	309,897	0.04	0.75	0.75	1.40	1.40
BNY Mellon IP MidCap Stock
2025	7,062	15.64	15.64	110,473	0.39	0.75	0.75	5.75	5.75
2024	7,582	14.79	14.79	111,616	0.01	0.75	0.75	8.19	8.19
2023	8,142	13.67	13.67	110,831	0.01	0.75	0.75	13.63	13.63
2022	7,833	12.03	12.03	93,816	0.00	0.75	0.75	(17.38)	(17.38)
2021	8,940	14.56	14.56	129,730	0.00	0.75	0.75	20.93	20.93
BNY Mellon IP Small Cap Stock Index
2025	42,490	16.24	16.24	690,124	1.33	0.75	0.75	1.44	1.44
2024	54,860	16.01	16.01	878,126	0.01	0.75	0.75	3.96	3.96
2023	65,073	15.40	15.40	1,001,662	0.01	0.75	0.75	11.19	11.19
2022	60,587	13.85	13.85	839,031	0.01	0.75	0.75	(19.71)	(19.71)
2021	61,408	17.25	17.25	1,059,107	0.01	0.75	0.75	21.48	21.48
BNY Mellon IP Technology Growth
2025	34,432	45.42	51.79	1,771,582	—	0.75	1.35	22.39	23.13
2024	50,087	37.11	42.06	2,097,013	—	0.75	1.35	20.02	20.72
2023	53,650	30.92	34.84	1,862,730	—	0.75	1.35	52.24	53.21
2022	53,212	20.31	22.74	1,206,385	—	0.75	1.35	(48.79)	(48.48)
2021	52,366	39.66	44.14	2,303,121	—	0.75	1.35	7.83	8.48

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon VIF Appreciation
2025	18,693	21.71	21.71	405,893	0.16	0.75	0.75	5.70	5.70
2024	18,015	20.54	20.54	369,976	—	0.75	0.75	8.33	8.33
2023	19,246	18.96	18.96	364,855	0.00	0.75	0.75	16.25	16.25
2022	18,312	16.31	16.31	298,675	0.00	0.75	0.75	(21.25)	(21.25)
2021	17,698	20.71	20.71	366,583	0.00	0.75	0.75	22.11	22.11
ClearBridge Variable Growth
2025	24,545	18.73	21.39	524,386	—	0.75	1.35	8.27	8.97
2024	46,447	17.30	19.63	911,356	—	0.75	1.35	7.65	8.21
2023	50,263	16.07	18.14	910,838	0.00	0.75	1.35	18.86	19.58
2022	52,901	13.52	15.17	801,863	—	0.75	1.35	(29.73)	(29.24)
2021	55,176	19.24	21.44	1,182,547	0.00	0.75	1.35	5.37	5.98
ClearBridge Variable Small Cap Growth
2025	18,636	21.50	24.71	459,472	—	0.75	1.35	4.57	5.24
2024	19,201	23.48	23.48	450,688	—	0.75	0.75	0.64	0.64
2023	17,472	20.55	23.33	407,451	—	0.75	1.35	3.79	4.43
2022	19,419	22.34	22.34	433,699	—	0.75	0.75	(31.47)	(31.47)
2021	17,438	29.06	32.60	568,121	—	0.75	1.35	7.79	8.49
Fidelity® VIP Equity-Income
2025	26,076	18.94	18.94	496,440	1.50	0.75	0.75	14.37	14.37
2024	32,221	16.56	16.56	535,741	0.02	0.75	0.75	10.77	10.77
2023	31,484	14.95	14.95	472,305	0.02	0.75	0.75	6.33	6.33
2022	40,157	14.06	14.06	566,155	0.02	0.75	0.75	(8.70)	(8.70)
2021	42,297	15.40	15.40	653,112	0.02	0.75	0.75	20.03	20.03
Fidelity® VIP Growth & Income
2025	56,400	24.32	24.32	1,371,682	1.37	0.75	0.75	16.70	16.70
2024	53,975	20.84	20.84	1,124,435	0.01	0.75	0.75	17.47	17.47
2023	57,004	17.74	17.74	1,010,989	0.02	0.75	0.75	14.01	14.01
2022	55,393	15.56	15.56	861,698	0.01	0.75	0.75	(8.63)	(8.63)
2021	50,812	17.03	17.03	865,268	0.02	0.75	0.75	21.04	21.04

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Growth Opportunities
2025	31,293	46.44	46.44	1,453,281	—	0.75	0.75	17.12	17.12
2024	51,419	39.65	39.65	2,038,584	—	0.75	0.75	33.41	33.41
2023	56,124	29.72	29.72	1,667,660	—	0.75	0.75	39.99	39.99
2022	57,643	21.23	21.23	1,223,592	—	0.75	0.75	(40.57)	(40.57)
2021	56,982	35.72	35.72	2,035,465	—	0.75	0.75	7.56	7.56
Fidelity® VIP High Income
2025	58,748	10.22	10.22	600,944	6.09	0.75	0.75	6.24	6.24
2024	71,179	9.62	9.62	685,207	0.06	0.75	0.75	4.57	4.57
2023	70,205	9.20	9.20	646,037	0.05	0.75	0.75	6.24	6.24
2022	75,275	8.66	8.66	652,348	0.05	0.75	0.75	(14.93)	(14.93)
2021	74,900	10.18	10.18	763,022	0.05	0.75	0.75	0.39	0.39
Fidelity® VIP Overseas
2025	20,797	13.22	13.22	275,082	1.27	0.75	0.75	15.66	15.66
2024	28,353	11.43	11.43	324,247	0.01	0.75	0.75	0.88	0.88
2023	36,833	11.33	11.33	417,242	0.01	0.75	0.75	15.85	15.85
2022	46,529	9.78	9.78	455,156	0.01	0.75	0.75	(27.45)	(27.45)
2021	40,316	13.48	13.48	543,591	0.00	0.75	0.75	15.02	15.02
Franklin Allocation VIP Fund
2025	7,160	13.30	13.30	95,302	1.67	0.75	0.75	8.31	8.31
2024	7,422	12.28	12.28	91,157	0.03	0.75	0.75	4.87	4.87
2023	21,007	11.71	11.71	245,933	0.01	0.75	0.75	10.47	10.47
2022	22,045	10.60	10.60	233,753	0.01	0.75	0.75	(19.27)	(19.27)
2021	27,380	13.13	13.13	359,605	0.02	0.75	0.75	7.36	7.36
Franklin Income VIP Fund
2025	33,966	12.71	13.50	458,578	5.18	0.75	1.35	7.80	8.43
2024	37,225	11.79	12.45	461,655	0.06	0.75	1.35	2.61	3.23
2023	49,420	11.49	12.06	594,645	0.05	0.75	1.35	3.98	4.69
2022	48,939	11.05	11.52	563,091	0.05	0.75	1.35	(9.50)	(9.00)
2021	51,694	12.21	12.66	653,228	0.05	0.75	1.35	11.71	12.53

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Mutual Global Discovery VIP Fund
2025	63,738	14.66	16.27	1,038,187	1.91	0.75	1.35	18.13	18.85
2024	67,290	12.41	13.69	922,025	0.02	0.75	1.35	0.16	0.74
2023	70,167	12.39	13.59	953,642	0.02	0.75	1.35	15.15	15.96
2022	71,525	10.76	11.72	839,380	0.01	0.75	1.35	(8.74)	(8.29)
2021	74,610	11.79	12.78	954,132	0.03	0.75	1.35	14.02	14.72
Franklin Small Cap Value VIP Fund
2025	6,404	18.30	18.30	117,741	1.11	0.75	0.75	3.62	3.62
2024	7,727	16.78	17.66	136,958	0.01	0.75	1.35	6.95	7.62
2023	10,252	16.41	16.41	168,666	0.01	0.75	0.75	8.60	8.60
2022	10,107	15.11	15.11	153,105	0.01	0.75	0.75	(13.36)	(13.36)
2021	12,416	16.88	17.44	216,969	0.01	0.75	1.35	20.06	20.78
Franklin Strategic Income VIP Fund
2025	6,941	8.37	8.37	58,066	5.17	0.75	0.75	3.33	3.33
2024	7,180	8.10	8.10	58,153	0.04	0.75	0.75	0.12	0.12
2023	12,609	8.09	8.09	101,937	0.04	0.75	0.75	4.25	4.25
2022	11,724	7.76	7.76	90,989	0.05	0.75	0.75	(14.06)	(14.06)
2021	13,418	9.03	9.03	121,138	0.03	0.75	0.75	(1.63)	(1.63)
Guggenheim VIF Floating Rate Strategies
2025	94,932	9.83	9.83	933,457	9.17	0.75	0.75	(0.30)	(0.30)
2024	125,252	9.86	9.86	1,234,632	0.08	0.75	0.75	2.92	2.92
2023	129,870	9.58	9.58	1,244,227	0.03	0.75	0.75	7.04	7.04
2022	131,307	8.95	8.95	1,175,365	0.02	0.75	0.75	(4.48)	(4.48)
2021	130,980	9.37	9.37	1,227,732	0.02	0.75	0.75	(1.37)	(1.37)
Guggenheim VIF Global Managed Futures Strategy
2025	2,364	4.88	4.88	11,563	3.24	0.75	0.75	—	—
2024	14,619	4.88	4.88	71,398	0.03	0.75	0.75	(3.37)	(3.37)
2023	14,203	5.05	5.05	71,764	0.04	0.75	0.75	—	—
2022	13,803	5.05	5.05	69,753	0.03	0.75	0.75	7.22	7.22
2021	13,459	4.71	4.71	63,452	—	0.75	0.75	(2.89)	(2.89)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF High Yield
2025	18,296	16.04	34.94	615,927	6.72	0.75	1.35	2.23	2.92
2024	25,664	15.69	33.95	795,729	0.06	0.75	1.35	3.09	3.63
2023	25,800	15.22	32.76	792,191	0.06	0.75	1.35	7.26	7.91
2022	26,151	14.19	30.36	740,192	0.06	0.75	1.35	(13.58)	(13.01)
2021	29,245	16.42	34.90	927,988	0.05	0.75	1.35	0.92	1.51
Guggenheim VIF Multi-Hedge Strategies
2025	8,981	5.56	5.56	50,042	2.28	0.75	0.75	(2.46)	(2.46)
2024	8,763	5.25	5.70	50,071	0.03	0.75	1.35	(7.73)	(7.32)
2023	15,393	5.69	6.15	94,078	0.03	0.75	1.35	—	0.65
2022	14,287	5.69	6.11	87,065	0.01	0.75	1.35	(7.63)	(7.00)
2021	8,623	6.16	6.57	56,395	—	0.75	1.35	3.53	4.12
Guggenheim VIF Total Return Bond
2025	117,692	7.97	9.97	1,176,324	4.47	0.75	1.35	2.84	3.42
2024	161,656	7.75	9.64	1,559,806	0.04	0.75	1.35	(1.27)	(0.62)
2023	163,483	7.85	9.70	1,589,687	0.04	0.75	1.35	2.35	2.97
2022	165,345	7.67	9.42	1,559,687	0.03	0.75	1.35	(19.69)	(19.21)
2021	174,830	9.55	11.66	2,041,211	0.02	0.75	1.35	(4.69)	(4.11)
Invesco V.I. American Value
2025	2,977	15.65	15.65	46,597	0.33	0.75	0.75	16.27	16.27
2024	137	13.46	13.46	1,846	—	0.75	0.75	25.33	25.33
2023	13,819	10.74	10.74	148,399	0.00	0.75	0.75	11.07	11.07
2022	13,497	9.67	9.67	130,507	0.01	0.75	0.75	(6.48)	(6.48)
2021	705	10.29	10.34	7,288	0.05	0.75	1.35	—	—
Invesco V.I. Comstock
2025	8,597	20.12	24.33	208,669	1.38	0.75	1.35	12.15	12.80
2024	9,311	17.94	21.57	200,342	0.01	0.75	1.35	9.93	10.67
2023	16,388	16.32	19.49	317,275	0.01	0.75	1.35	7.30	7.92
2022	12,906	15.21	18.06	232,745	0.01	0.75	1.35	(3.43)	(2.85)
2021	14,931	15.75	18.59	277,225	0.02	0.75	1.35	27.43	28.21

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Core Plus Bond
2025	10,615	9.63	9.63	102,125	4.81	0.75	0.75	3.10	3.10
2024	15,451	9.34	9.34	144,295	0.03	0.75	0.75	(1.06)	(1.06)
2023	22,279	9.44	9.44	210,344	0.02	0.75	0.75	1.94	1.94
2022	23,145	9.26	9.26	214,371	0.01	0.75	0.75	(7.40)	(7.40)
Invesco V.I. Discovery Mid Cap Growth
2025	10,766	20.32	20.32	218,748	—	0.75	0.75	0.69	0.69
2024	15,548	20.18	20.18	313,778	—	0.75	0.75	19.34	19.34
2023	20,682	16.91	16.91	349,688	—	0.75	0.75	8.68	8.68
2022	20,160	15.56	15.56	313,552	—	0.75	0.75	(33.65)	(33.65)
2021	19,484	23.45	23.45	456,732	—	0.75	0.75	14.45	14.45
Invesco V.I. Equity and Income
2025	36,025	19.39	19.39	698,841	1.96	0.75	0.75	8.38	8.38
2024	38,765	14.93	17.89	693,865	0.02	0.75	1.35	7.10	7.77
2023	44,256	13.94	16.60	733,868	0.02	0.75	1.35	5.53	6.21
2022	48,442	15.63	15.63	757,573	0.01	0.75	0.75	(11.09)	(11.09)
2021	62,736	14.95	17.58	1,103,548	0.02	0.75	1.35	13.34	14.01
Invesco V.I. EVQ International Equity Fund
2025	14,631	15.93	18.17	260,993	1.10	0.75	1.35	11.24	11.95
2024	19,571	14.32	16.23	311,788	0.02	0.75	1.35	(3.96)	(3.39)
2023	20,951	14.91	16.80	346,134	—	0.75	1.35	12.87	13.51
2022	21,387	13.21	14.80	311,597	0.01	0.75	1.35	(21.97)	(21.49)
2021	25,314	16.93	18.85	471,218	0.01	0.75	1.35	1.07	1.73
Invesco V.I. Global
2025	27,079	18.83	18.83	511,181	—	0.75	0.75	10.76	10.76
2024	34,458	17.00	17.00	586,886	—	0.75	0.75	11.48	11.48
2023	41,401	15.25	15.25	632,148	—	0.75	0.75	29.57	29.57
2022	41,351	11.77	11.77	487,475	—	0.75	0.75	(34.43)	(34.43)
2021	41,242	17.95	17.95	741,389	—	0.75	0.75	10.94	10.94

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global Real Estate
2025	17,869	15.55	17.85	318,828	1.80	0.75	1.35	3.25	3.90
2024	23,723	15.06	17.18	407,275	0.02	0.75	1.35	(5.99)	(5.40)
2023	26,652	16.02	18.16	484,103	0.01	0.75	1.35	4.36	5.03
2022	26,157	15.35	17.29	452,308	0.03	0.75	1.35	(28.10)	(27.69)
2021	27,755	21.35	23.91	663,517	0.03	0.75	1.35	20.35	21.06
Invesco V.I. Government Money Market
2025	144,058	7.81	8.29	1,194,010	3.67	0.75	1.35	(0.76)	—
2024	146,785	7.87	8.29	1,217,071	0.04	0.75	1.35	0.25	0.85
2023	75,825	7.85	8.22	622,298	0.05	0.75	1.35	0.13	0.74
2022	88,397	7.84	8.16	719,363	0.01	0.75	1.35	(3.09)	(2.51)
2021	110,026	8.09	8.37	920,685	0.00	0.75	1.35	(4.26)	(3.68)
Invesco V.I. Government Securities
2025	62,689	6.40	7.19	451,625	3.26	0.75	1.35	2.40	3.01
2024	83,703	6.25	6.98	585,010	0.02	0.75	1.35	(2.80)	(2.24)
2023	87,328	7.14	7.14	625,048	0.02	0.75	0.75	0.71	0.71
2022	84,106	7.09	7.09	598,312	0.02	0.75	0.75	(13.96)	(13.96)
2021	96,042	8.24	8.24	792,898	0.02	0.75	0.75	(6.04)	(6.04)
Invesco V.I. Health Care
2025	6,336	24.08	27.63	170,177	—	0.75	1.35	10.41	11.10
2024	7,795	21.81	24.87	190,035	—	0.75	1.35	(0.27)	0.32
2023	8,078	21.87	24.79	196,844	—	0.75	1.35	(1.35)	(0.76)
2022	9,230	22.17	24.98	225,603	—	0.75	1.35	(17.00)	(16.48)
2021	8,398	26.71	29.91	247,702	0.00	0.75	1.35	7.48	8.13
Invesco V.I. Main Street Mid Cap Fund®
2025	2,289	23.04	26.43	60,025	0.08	0.75	1.35	4.30	4.92
2024	3,372	22.09	25.19	84,444	—	0.75	1.35	11.85	12.51
2023	5,335	19.75	22.39	119,149	0.00	0.75	1.35	9.30	9.97
2022	4,064	18.07	20.36	82,731	0.00	0.75	1.35	(18.09)	(17.60)
2021	4,523	22.06	24.71	111,451	0.00	0.75	1.35	17.59	18.34

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Main Street Small Cap Fund®
2025	3,884	36.19	41.53	159,722	0.20	0.75	1.35	3.79	4.45
2024	5,305	34.87	39.76	209,190	—	0.75	1.35	7.62	8.25
2023	5,642	32.40	36.73	205,598	0.01	0.75	1.35	12.81	13.50
2022	5,281	28.72	32.36	169,462	0.00	0.75	1.35	(19.62)	(19.12)
2021	5,330	35.73	40.01	211,510	0.00	0.75	1.35	17.07	17.78
Janus Henderson VIT Enterprise
2025	48,982	31.90	31.90	1,561,922	0.06	0.75	0.75	3.44	3.44
2024	72,699	27.84	30.84	2,241,336	0.01	0.75	1.35	10.39	11.06
2023	74,144	27.77	27.77	2,057,994	0.00	0.75	0.75	13.49	13.49
2022	79,346	24.47	24.47	1,941,374	0.00	0.75	0.75	(19.24)	(19.24)
2021	80,846	27.85	30.30	2,448,804	0.00	0.75	1.35	11.58	12.26
Janus Henderson VIT Research
2025	35,806	35.82	35.82	1,284,039	—	0.75	0.75	13.75	13.75
2024	39,997	31.49	31.49	1,260,898	—	0.75	0.75	29.96	29.96
2023	42,626	24.23	24.23	1,033,863	0.00	0.75	0.75	37.51	37.51
2022	43,083	17.62	17.62	759,514	—	0.75	0.75	(32.59)	(32.59)
2021	40,328	24.52	26.14	1,055,169	0.00	0.75	1.35	14.96	15.61
Lord Abbett Series Bond-Debenture VC
2025	8,572	10.19	10.19	87,605	5.02	0.75	0.75	4.30	4.30
2024	11,803	9.77	9.77	115,526	0.05	0.75	0.75	2.84	2.84
2023	17,901	9.50	9.50	170,338	0.05	0.75	0.75	2.59	2.59
2022	21,564	9.26	9.26	199,893	0.04	0.75	0.75	(16.05)	(16.05)
2021	25,648	11.03	11.03	283,032	0.03	0.75	0.75	(0.54)	(0.54)
Lord Abbett Series Developing Growth VC
2025	13,110	18.36	18.36	241,020	0.20	0.75	0.75	10.34	10.34
2024	14,090	16.64	16.64	234,654	—	0.75	0.75	17.68	17.68
2023	14,769	14.14	14.14	209,011	—	0.75	0.75	4.20	4.20
2022	13,770	13.57	13.57	187,037	—	0.75	0.75	(38.32)	(38.32)
2021	16,026	22.00	22.00	352,903	—	0.75	0.75	(6.30)	(6.30)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP American Century Mid Cap Value
2025	30,210	21.01	21.01	633,952	1.71	0.75	0.75	4.84	4.84
2024	27,870	20.04	20.04	557,876	0.02	0.75	0.75	4.54	4.54
2023	30,043	19.17	19.17	575,388	0.02	0.75	0.75	2.13	2.13
2022	30,761	18.77	18.77	576,896	0.02	0.75	0.75	(5.01)	(5.01)
2021	30,221	19.76	19.76	596,603	0.01	0.75	0.75	18.47	18.47
LVIP American Century Ultra
2025	69,011	46.52	53.37	3,660,426	—	0.75	1.35	7.86	8.52
2024	100,357	43.13	49.18	4,916,563	—	0.75	1.35	23.12	23.85
2023	127,088	35.03	39.71	5,032,018	—	0.75	1.35	37.16	38.03
2022	130,176	25.54	28.77	3,735,562	—	0.75	1.35	(35.31)	(34.94)
2021	122,986	39.48	44.22	5,423,905	—	0.75	1.35	17.75	18.46
LVIP American Century Value
2025	33,850	26.79	30.73	1,033,186	1.30	0.75	1.35	10.93	11.58
2024	44,166	24.15	27.54	1,210,505	0.03	0.75	1.35	4.64	5.28
2023	46,685	23.08	26.16	1,216,119	0.02	0.75	1.35	4.34	4.98
2022	48,585	22.12	24.92	1,205,728	0.02	0.75	1.35	(3.95)	(3.37)
2021	50,208	23.03	25.79	1,289,872	0.02	0.75	1.35	19.02	19.73
LVIP JPMorgan Core Bond Fund
2025	11,382	8.01	8.01	90,718	3.12	0.75	0.75	3.22	3.22
2024	13,728	7.76	7.76	106,100	0.04	0.75	0.75	(2.27)	(2.27)
2023	14,190	7.94	7.94	112,262	0.03	0.75	0.75	1.79	1.79
2022	13,641	7.80	7.80	106,051	0.02	0.75	0.75	(15.95)	(15.95)
2021	31,785	9.28	9.28	294,648	0.01	0.75	0.75	(5.31)	(5.31)
MFS® VIT II Research International
2025	11,005	8.91	11.68	128,655	1.61	0.75	1.35	16.62	17.27
2024	18,235	9.96	9.96	181,705	0.01	0.75	0.75	(0.99)	(0.99)
2023	24,526	7.77	10.06	246,824	0.01	0.75	1.35	8.07	8.76
2022	25,874	9.25	9.25	239,594	0.02	0.75	0.75	(20.87)	(20.87)
2021	25,745	9.14	11.69	301,069	0.01	0.75	1.35	6.53	7.15

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Total Return
2025	42,308	13.29	15.92	675,164	2.73	0.75	1.35	6.15	6.77
2024	49,813	12.52	14.91	743,423	0.02	0.75	1.35	2.88	3.54
2023	54,139	14.40	14.40	781,139	0.02	0.75	0.75	6.12	6.12
2022	60,419	11.53	13.57	820,972	0.01	0.75	1.35	(13.70)	(13.12)
2021	64,220	13.36	15.62	1,003,892	0.02	0.75	1.35	8.97	9.69
MFS® VIT Utilities
2025	24,763	15.85	24.28	593,617	2.72	0.75	1.35	9.92	10.56
2024	26,516	14.42	21.96	563,060	0.02	0.75	1.35	6.58	7.23
2023	28,848	13.53	20.48	574,166	0.03	0.75	1.35	(6.50)	(5.93)
2022	31,490	14.47	21.77	667,987	0.02	0.75	1.35	(3.79)	(3.20)
2021	33,914	15.04	22.49	743,597	0.01	0.75	1.35	8.91	9.60
Morgan Stanley VIF Emerging Markets Equity
2025	31,892	7.71	9.36	298,256	0.35	0.75	1.35	27.23	28.04
2024	39,175	6.06	7.31	285,473	0.02	0.75	1.35	3.06	3.69
2023	37,305	5.88	7.05	262,790	0.02	0.75	1.35	7.30	7.80
2022	45,741	5.48	6.54	298,805	0.00	0.75	1.35	(28.37)	(27.81)
2021	45,629	7.65	9.06	413,319	0.01	0.75	1.35	(1.42)	(0.88)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2025	10,866	17.14	17.14	186,223	0.93	0.75	0.75	15.58	15.58
2024	15,816	14.83	14.83	234,552	0.01	0.75	0.75	10.34	10.34
2023	16,535	13.44	13.44	222,224	0.02	0.75	0.75	12.56	12.56
2022	16,052	11.94	11.94	191,621	0.01	0.75	0.75	(16.39)	(16.39)
2021	15,609	14.28	14.28	222,752	0.01	0.75	0.75	13.97	13.97
Morningstar Balanced ETF Asset Allocation Portfolio
2025	27,223	12.98	12.98	353,218	1.83	0.75	0.75	10.56	10.56
2024	29,704	11.74	11.74	348,535	0.02	0.75	0.75	6.15	6.15
2023	29,117	11.06	11.06	321,994	0.02	0.75	0.75	8.64	8.64
2022	33,435	10.18	10.18	340,270	0.02	0.75	0.75	(16.08)	(16.08)
2021	32,184	12.13	12.13	390,328	0.01	0.75	0.75	6.68	6.68

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Conservative ETF Asset Allocation Portfolio
2025	2,668	9.06	9.06	24,085	2.62	0.75	0.75	4.86	4.86
2024	2,777	8.64	8.64	23,930	0.02	0.75	0.75	1.41	1.41
2023	2,950	8.52	8.52	25,068	0.01	0.75	0.75	3.90	3.90
2022	13,487	8.20	8.20	110,612	0.01	0.75	0.75	(15.11)	(15.11)
2021	13,415	9.66	9.66	129,519	0.01	0.75	0.75	(1.53)	(1.53)
Morningstar Growth ETF Asset Allocation Portfolio
2025	11,026	15.32	15.32	168,996	1.30	0.75	0.75	13.57	13.57
2024	14,047	13.49	13.49	189,582	0.01	0.75	0.75	8.44	8.44
2023	17,298	12.44	12.44	215,142	0.02	0.75	0.75	11.07	11.07
2022	18,757	11.20	11.20	210,096	0.02	0.75	0.75	(16.42)	(16.42)
2021	17,447	13.40	13.40	233,855	0.01	0.75	0.75	10.65	10.65
Morningstar Income and Growth ETF Asset Allocation Portfolio
2025	7,476	10.94	10.94	81,670	1.79	0.75	0.75	7.68	7.68
2024	11,616	10.16	10.16	118,002	0.02	0.75	0.75	3.89	3.89
2023	12,003	9.78	9.78	117,266	0.02	0.75	0.75	6.54	6.54
2022	11,708	9.18	9.18	107,375	0.01	0.75	0.75	(15.70)	(15.70)
2021	16,633	10.89	10.89	181,133	0.01	0.75	0.75	2.54	2.54
NAA All Cap Value Series
2025	5,724	20.84	26.92	154,088	1.39	0.75	1.35	8.04	8.68
2024	6,463	19.29	24.77	159,487	0.02	0.75	1.35	5.58	6.22
2023	12,219	23.32	23.32	284,983	0.01	0.75	0.75	4.53	4.53
2022	11,304	17.59	22.31	252,163	0.01	0.75	1.35	(5.33)	(4.82)
2021	13,574	18.58	23.44	315,746	0.02	0.75	1.35	21.52	22.27

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Large Cap Value Series
2025	27,278	22.20	22.33	608,396	1.62	0.75	1.35	9.31	9.95
2024	30,082	20.31	20.31	610,316	0.02	0.75	1.35	8.61	9.31
2023	35,305	18.58	18.70	655,522	0.02	0.75	1.35	4.64	5.21
2022	36,943	17.66	17.87	651,801	0.01	0.75	1.35	(5.55)	(4.90)
2021	40,262	18.57	18.92	747,458	0.02	0.75	1.35	21.67	22.33
NAA Large Core Series
2025	31,549	19.59	23.52	633,634	2.70	0.75	1.35	11.47	12.14
2024	36,780	17.47	21.10	656,999	0.03	0.75	1.35	20.50	21.24
2023	39,308	14.41	17.51	578,704	0.02	0.75	1.35	21.51	22.22
2022	39,686	11.79	14.41	477,451	0.01	0.75	1.35	(24.04)	(23.54)
2021	40,059	15.42	18.97	633,084	0.01	0.75	1.35	23.02	23.76
NAA Large Growth Series
2025	8,044	25.73	30.52	207,396	2.03	0.75	1.35	12.00	12.70
2024	11,497	22.83	27.25	262,863	0.03	0.75	1.35	26.51	27.33
2023	10,640	17.93	21.54	191,214	0.02	0.75	1.35	33.96	34.71
2022	17,230	13.31	16.08	229,480	0.00	0.75	1.35	(33.61)	(33.22)
2021	19,246	19.93	24.22	385,304	0.01	0.75	1.35	22.32	23.10
NAA Mid Growth Series
2025	79,768	20.08	20.97	1,601,235	2.35	0.75	1.35	(2.19)	(1.62)
2024	105,209	20.41	21.44	2,147,971	0.03	0.75	1.35	12.37	13.07
2023	147,591	18.05	19.08	2,665,245	0.01	0.75	1.35	20.99	21.71
2022	154,319	14.83	15.77	2,288,731	0.00	0.75	1.35	(30.83)	(30.41)
2021	145,435	21.31	22.80	3,100,760	0.01	0.75	1.35	8.83	9.51
NAA Small Cap Value Series
2025	5,852	42.40	42.40	248,182	0.99	0.75	0.75	(0.52)	(0.52)
2024	8,485	42.62	42.62	361,691	0.01	0.75	0.75	4.51	4.51
2023	9,719	26.88	40.78	396,377	0.01	0.75	1.35	5.58	6.25
2022	9,943	25.46	38.38	375,823	0.01	0.75	1.35	(7.82)	(7.27)
2021	9,584	27.62	41.39	394,141	0.01	0.75	1.35	20.82	21.52

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Small Growth Series
2025	54,133	12.74	12.74	689,972	2.28	0.75	0.75	2.58	2.58
2024	92,128	12.42	12.42	1,144,661	0.03	0.75	0.75	8.57	8.57
2023	92,653	11.44	19.60	1,059,957	0.01	0.75	1.35	15.84	16.62
2022	95,014	9.81	16.92	932,472	0.00	0.75	1.35	(29.71)	(29.32)
2021	92,991	13.88	13.88	1,290,852	0.00	0.75	0.75	2.66	2.66
NAA Smid-Cap Value Series
2025	19,960	32.01	48.11	951,065	1.15	0.75	1.35	2.76	3.40
2024	24,739	31.15	46.53	1,142,293	0.01	0.75	1.35	4.39	5.03
2023	27,861	29.84	44.30	1,226,092	0.01	0.75	1.35	5.07	5.70
2022	26,893	28.40	41.91	1,119,342	0.01	0.75	1.35	(6.02)	(5.46)
2021	28,345	30.22	44.33	1,248,305	0.02	0.75	1.35	18.46	19.20
NAA World Equity Income Series
2025	31,834	16.46	18.17	524,733	1.85	0.75	1.35	17.53	18.25
2024	43,055	13.92	15.46	600,454	0.03	0.75	1.35	7.74	8.41
2023	48,983	12.84	14.35	629,419	0.03	0.75	1.35	7.49	8.17
2022	50,167	11.87	13.35	596,001	0.02	0.75	1.35	(12.97)	(12.46)
2021	55,015	13.56	15.34	749,106	0.01	0.75	1.35	16.57	17.30
Neuberger Berman AMT Quality Equity Portfolio (a)
2025	12,496	39.46	44.46	555,519	—	0.75	1.35	8.59	9.27
2024	16,031	36.34	40.69	654,555	—	0.75	1.35	20.17	20.89
2023	17,185	30.24	33.66	580,616	0.00	0.75	1.35	21.20	21.91
2022	20,069	24.95	27.61	555,808	0.00	0.75	1.35	(22.10)	(21.63)
2021	23,989	32.03	35.23	846,913	0.00	0.75	1.35	17.89	18.62

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Nomura VIP Asset Strategy Series (a)
2025	6,366	12.31	12.31	78,436	1.28	0.75	0.75	12.32	12.32
2024	6,455	10.96	10.96	70,787	0.02	0.75	0.75	8.30	8.30
2023	7,570	10.12	10.12	76,650	0.02	0.75	0.75	9.76	9.76
2022	9,621	9.22	9.22	88,762	0.01	0.75	0.75	(17.90)	(17.90)
2021	11,311	11.23	11.23	127,054	0.02	0.75	0.75	6.34	6.34
PIMCO VIT All Asset
2025	6,110	13.25	15.20	88,105	4.65	0.75	1.35	9.32	9.99
2024	6,302	12.12	13.82	82,771	0.06	0.75	1.35	(0.66)	(0.07)
2023	7,605	12.20	13.83	101,054	0.03	0.75	1.35	3.48	4.14
2022	7,563	11.79	13.28	96,643	0.07	0.75	1.35	(15.60)	(15.09)
2021	7,622	13.97	15.64	114,415	0.11	0.75	1.35	11.31	11.95
PIMCO VIT CommodityRealReturn Strategy
2025	29,342	4.96	5.78	168,070	2.86	0.75	1.35	13.76	14.46
2024	35,051	4.36	5.05	174,768	0.02	0.75	1.35	(0.23)	0.40
2023	36,557	4.37	5.03	181,873	0.16	0.75	1.35	(11.90)	(11.29)
2022	37,504	4.96	5.67	209,640	0.23	0.75	1.35	3.98	4.61
2021	41,071	4.77	5.42	219,245	0.04	0.75	1.35	27.88	28.44
PIMCO VIT Emerging Markets Bond
2025	1,942	11.05	11.84	23,004	6.03	0.75	1.35	9.95	10.65
2024	2,827	10.05	10.70	30,257	0.07	0.75	1.35	2.87	3.48
2023	2,803	9.77	10.34	28,995	0.06	0.75	1.35	6.20	6.93
2022	2,790	9.20	9.67	26,990	0.04	0.75	1.35	(19.37)	(18.94)
2021	4,698	11.41	11.93	55,975	0.05	0.75	1.35	(6.78)	(6.21)

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2025	16,912	9.90	10.91	184,133	3.52	0.75	1.35	(0.50)	0.18
2024	17,940	9.95	10.89	195,007	0.03	0.75	1.35	1.02	1.49
2023	29,949	9.85	10.73	319,725	0.02	0.75	1.35	4.34	4.99
2022	26,836	9.44	10.22	273,764	0.01	0.75	1.35	(14.03)	(13.46)
2021	33,214	10.98	11.81	391,686	0.02	0.75	1.35	(6.07)	(5.52)
PIMCO VIT Low Duration
2025	23,912	6.61	7.58	179,755	3.79	0.75	1.35	1.07	1.61
2024	30,975	6.54	7.46	229,619	0.04	0.75	1.35	—	0.67
2023	37,977	6.54	7.41	279,960	0.04	0.75	1.35	0.46	1.09
2022	53,567	6.51	7.33	391,797	0.02	0.75	1.35	(9.71)	(9.28)
2021	58,945	7.21	8.08	475,070	0.01	0.75	1.35	(5.13)	(4.49)
PIMCO VIT Real Return
2025	81,396	8.87	10.18	829,064	3.29	0.75	1.35	3.26	3.88
2024	93,882	8.59	9.80	919,653	0.03	0.75	1.35	(2.28)	(1.61)
2023	100,372	8.79	9.96	1,000,165	0.03	0.75	1.35	(0.79)	(0.20)
2022	99,577	8.86	9.98	993,139	0.07	0.75	1.35	(15.62)	(15.14)
2021	111,507	10.50	11.76	1,310,338	0.05	0.75	1.35	1.06	1.73
PIMCO VIT Total Return
2025	37,127	8.28	8.28	307,272	4.02	0.75	0.75	4.81	4.81
2024	42,724	7.90	7.90	337,502	0.04	0.75	0.75	(1.37)	(1.37)
2023	50,653	8.01	8.01	405,561	0.04	0.75	0.75	1.91	1.91
2022	59,603	7.86	7.86	468,213	0.02	0.75	0.75	(17.52)	(17.52)
2021	66,010	9.53	9.53	628,822	0.02	0.75	0.75	(4.99)	(4.99)
Putnam VT Small Cap Value
2025	1,470	15.40	15.40	22,640	0.65	0.75	0.75	1.38	1.38
2024	1,445	15.19	15.19	21,943	0.01	0.75	0.75	2.29	2.29
2023	1,403	14.85	14.85	20,835	0.00	0.75	0.75	19.28	19.28
2022	1,359	12.45	12.45	16,929	0.00	0.75	0.75	(16.22)	(16.22)
2021	1,305	14.86	14.86	19,400	0.01	0.75	0.75	34.85	34.85

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Royce Micro-Cap
2025	7,845	16.20	16.20	126,574	—	0.75	0.75	9.68	9.68
2024	11,358	14.77	14.77	167,285	—	0.75	0.75	9.49	9.49
2023	12,576	10.99	13.49	169,206	—	0.75	1.35	13.77	14.42
2022	12,437	11.79	11.79	146,246	—	0.75	0.75	(25.24)	(25.24)
2021	14,090	13.01	15.77	221,819	—	0.75	1.35	24.50	25.16
T. Rowe Price Health Sciences
2025	49,749	21.23	21.23	1,057,082	—	0.75	0.75	13.47	13.47
2024	74,571	18.71	18.71	1,395,964	—	0.75	0.75	(2.30)	(2.30)
2023	77,322	19.15	19.15	1,481,854	—	0.75	0.75	(1.14)	(1.14)
2022	79,807	19.37	19.37	1,546,409	—	0.75	0.75	(15.86)	(15.86)
2021	80,329	23.02	23.02	1,850,308	—	0.75	0.75	8.64	8.64
Templeton Developing Markets VIP Fund
2025	10,579	13.14	13.14	139,018	0.57	0.75	0.75	40.84	40.84
2024	12,978	9.33	9.33	121,060	0.03	0.75	0.75	3.78	3.78
2023	18,688	8.99	8.99	168,117	0.02	0.75	0.75	8.44	8.44
2022	18,634	8.29	8.29	154,519	0.03	0.75	0.75	(24.84)	(24.84)
2021	16,710	11.03	11.03	184,388	0.01	0.75	0.75	(9.22)	(9.22)
Templeton Global Bond VIP Fund
2025	156,080	6.13	6.13	957,312	—	0.75	0.75	11.45	11.45
2024	228,534	5.50	5.50	1,257,718	—	0.75	0.75	(14.73)	(14.73)
2023	294,954	6.45	6.45	1,901,403	—	0.75	0.75	(0.92)	(0.92)
2022	280,114	6.51	6.51	1,822,345	—	0.75	0.75	(8.44)	(8.44)
2021	313,166	7.11	7.11	2,225,419	—	0.75	0.75	(8.49)	(8.49)
Western Asset Variable Global High Yield Bond
2025	1,296	10.88	11.29	14,637	4.61	0.75	1.35	5.32	5.91
2024	2,323	10.33	10.66	24,422	0.06	0.75	1.35	2.08	2.70
2023	2,250	10.12	10.38	23,075	0.05	0.75	1.35	5.31	5.92
2022	2,195	9.61	9.80	21,315	0.06	0.75	1.35	(17.51)	(17.02)
2021	2,421	11.65	11.81	28,400	0.04	0.75	1.35	(3.32)	(2.64)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.